UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY    14450

(Address of principal executive offices) (Zip code)

Michele T. Mosca        290 Woodcliff Drive, Fairport, NY    14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:    585-325-6880

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2017

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.4%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 0.8%
Accor S.A. (France)[1]	57,150	$2,377,114

Household Durables - 1.0%
LGI Homes, Inc.*	95,290	3,231,284

Total Consumer Discretionary		5,608,398

Information Technology - 1.6%
IT Services - 1.6%
InterXion Holding N.V. - ADR (Netherlands)*	120,890	4,782,408

Real Estate - 96.0%
Real Estate Management & Development - 0.6%
First Capital Realty, Inc. (Canada)	123,580	1,861,343

REITS - Apartments - 15.4%
American Campus Communities, Inc.	105,020	4,997,902
American Homes 4 Rent - Class A	228,980	5,257,381
Apartment Investment & Management Co. - Class A	147,790	6,554,487
AvalonBay Communities, Inc.	40,590	7,452,324
Colony Starwood Homes	146,160	4,962,132
Education Realty Trust, Inc.	92,520	3,779,442
Equity Residential	76,240	4,743,653
Mid-America Apartment Communities, Inc.	64,940	6,606,996
UDR, Inc.	91,870	3,331,206

		47,685,523

REITS - Diversified - 21.5%
CatchMark Timber Trust, Inc. - Class A	262,070	3,019,046
Colony NorthStar, Inc. - Class A	298,566	3,854,487
CoreCivic, Inc.	211,290	6,638,732
Crown Castle International Corp.	40,520	3,827,114
Digital Realty Trust, Inc.	62,330	6,631,289
EPR Properties	42,080	3,098,350
Equinix, Inc.	34,890	13,968,909
Forest City Realty Trust, Inc. - Class A	209,745	4,568,246
Hibernia REIT plc (Ireland)[1]	1,606,740	2,134,024
Lamar Advertising Co. - Class A	40,430	3,021,738
Outfront Media, Inc.	228,005	6,053,533
Potlatch Corp.	60,875	2,781,988
Weyerhaeuser Co.	204,830	6,960,123

		66,557,579

REITS - Health Care - 12.6%
Community Healthcare Trust, Inc.	315,260	7,534,714
Global Medical REIT, Inc.	321,410	2,918,403
HCP, Inc.	122,640	3,836,179

1

Investment Portfolio - March 31, 2017

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Health Care (continued)
Healthcare Trust of America, Inc. - Class A	123,150	$3,874,299
Physicians Realty Trust	406,035	8,067,915
Ventas, Inc.	102,495	6,666,275
Welltower, Inc.	86,600	6,133,012

		39,030,797

REITS - Hotels - 2.9%
Chesapeake Lodging Trust	170,870	4,094,045
Host Hotels & Resorts, Inc.	155,790	2,907,041
LaSalle Hotel Properties	73,940	2,140,563

		9,141,649

REITS - Industrial - 5.3%
Prologis, Inc.	124,350	6,451,278
Rexford Industrial Realty, Inc.	259,600	5,846,192
Terreno Realty Corp.	143,235	4,010,580

		16,308,050

REITS - Manufactured Homes - 1.8%
Equity LifeStyle Properties, Inc.	35,530	2,737,942
Sun Communities, Inc.	34,465	2,768,573

		5,506,515

REITS - Office Property - 9.2%
Alexandria Real Estate Equities, Inc.	69,510	7,682,245
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	120,490	1,798,262
Boston Properties, Inc.	33,030	4,373,502
Brandywine Realty Trust	292,070	4,740,296
Columbia Property Trust, Inc.	111,530	2,481,543
Douglas Emmett, Inc.	107,980	4,146,432
Equity Commonwealth*	103,090	3,218,470

		28,440,750

REITS - Regional Malls - 7.8%
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	1,714,469	1,209,691
General Growth Properties, Inc.	218,950	5,075,261
The Macerich Co.	48,470	3,121,468
Simon Property Group, Inc.	69,020	11,873,511
Tanger Factory Outlet Centers, Inc.	83,740	2,744,160

		24,024,091

REITS - Retail - 2.0%
Cedar Realty Trust, Inc.	527,220	2,646,644
Klepierre (France)[1]	92,350	3,587,860

		6,234,504

2

Investment Portfolio - March 31, 2017

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Shopping Centers - 6.2%
Brixmor Property Group, Inc.	105,450	$2,262,957
DDR Corp.	294,685	3,692,403
Regency Centers Corp.	68,707	4,561,458
Retail Opportunity Investments Corp.	111,610	2,347,158
Retail Properties of America, Inc. - Class A	170,830	2,463,369
Urban Edge Properties	149,180	3,923,434

		19,250,779

REITS - Single Tenant - 4.2%
Agree Realty Corp.	78,980	3,787,881
Spirit Realty Capital, Inc.	457,890	4,638,426
STORE Capital Corp.	194,930	4,654,928

		13,081,235

REITS - Storage - 6.5%
CubeSmart	246,450	6,397,842
Extra Space Storage, Inc.	29,720	2,210,871
Life Storage, Inc.	61,331	5,036,502
National Storage Affiliates Trust	102,575	2,451,542
Public Storage	18,300	4,006,053

		20,102,810

Total Real Estate		297,225,625

Utilities - 0.0%##
Electric Utilities - 0.0%##
Prime AET&D Holdings No.1 Ltd. (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $270,109,081)		307,616,431

3

Investment Portfolio - March 31, 2017

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 0.3%
Dreyfus Government Cash Management[3], 0.66% (Identified Cost $960,665)	960,665	$960,665

TOTAL INVESTMENTS - 99.7% (Identified Cost $271,069,746)		308,577,096
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,059,694

NET ASSETS - 100%		$309,636,790

ADR - American Depositary Receipt

No. - Number

REITS - Real Estate Investment Trusts

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of March 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$271,455,927
Unrealized appreciation	45,595,507
Unrealized depreciation	(8,474,338)

Net unrealized appreciation	$37,121,169

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - March 31, 2017

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,608,398	$3,231,284	$2,377,114	$—
Information Technology	4,782,408	4,782,408	—	—
Real Estate	297,225,625	289,705,479	7,520,146	—
Utilities	—	—	—	—	*
Mutual fund	960,665	960,665	—	—

Total assets	$308,577,096	$298,679,836	$9,897,260	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of March 31, 2017. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the three months ended March 31, 2017.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 97.8%
Consumer Discretionary - 10.3%
Automobiles - 0.8%
Maruti Suzuki India Ltd. (India)[1]	43,440	$4,024,606

Diversified Consumer Services - 1.6%
Fu Shou Yuan International Group Ltd. (China)[1]	12,471,000	7,622,245

Hotels, Restaurants & Leisure - 1.0%
Elior Group (France)[1,2]	106,980	2,423,831
Jollibee Foods Corp. (Philippines)[1]	589,400	2,319,253

		4,743,084

Leisure Products - 1.5%
Shimano, Inc. (Japan)[1]	51,400	7,528,459

Media - 2.9%
Dish TV India Ltd. (India)*[1]	2,920,540	4,833,412
Informa plc (United Kingdom)[1]	295,110	2,412,180
Surya Citra Media Tbk PT (Indonesia)[1]	11,564,800	2,343,876
Zee Entertainment Enterprises Ltd. (India)[1]	527,080	4,346,580

		13,936,048

Multiline Retail - 0.5%
Matahari Department Store Tbk PT (Indonesia)[1]	2,436,000	2,408,891

Professional Services - 0.5%
RELX plc (United Kingdom)[1]	137,210	2,686,313

Textiles, Apparel & Luxury Goods - 1.5%
ANTA Sports Products Ltd. (China)[1]	1,677,000	4,639,745
Burberry Group plc (United Kingdom)[1]	117,290	2,531,194

		7,170,939

Total Consumer Discretionary		50,120,585

Consumer Staples - 24.0%
Beverages - 4.7%
Ambev S.A. - ADR (Brazil)	1,313,055	7,563,197
Diageo plc (United Kingdom)[1]	345,740	9,900,314
Treasury Wine Estates Ltd. (Australia)[1]	581,604	5,433,130

		22,896,641

Food & Staples Retailing - 4.0%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	1,316,500	11,956,866
Puregold Price Club, Inc. (Philippines)[1]	2,823,660	2,459,271
Raia Drogasil S.A. (Brazil)	131,180	2,470,991
Robinsons Retail Holdings, Inc. (Philippines)[1]	1,586,110	2,433,095

		19,320,223

Food Products - 7.1%
Adecoagro S.A. (Argentina)*	435,930	4,995,758

1

Investment Portfolio - March 31, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Kerry Group plc - Class A (Ireland)[1]	47,660	$3,771,596
Nestle S.A. (Switzerland)[1]	134,180	10,298,553
Sao Martinho S.A. (Brazil)	933,180	5,141,939
Suedzucker AG (Germany)[1]	215,254	5,394,463
Universal Robina Corp. (Philippines)[1]	1,494,470	4,869,635

		34,471,944

Household Products - 1.6%
Hindustan Unilever Ltd. (India)[1]	205,410	2,884,111
Reckitt Benckiser Group plc (United Kingdom)[1]	55,110	5,031,074

		7,915,185

Personal Products - 5.1%
Amorepacific Corp. (South Korea)[1]	14,110	3,541,933
Cosmax, Inc. (South Korea)[1]	19,840	2,410,952
Dabur India Ltd. (India)[1]	621,770	2,655,783
Emami Ltd. (India)[1]	249,130	4,083,163
LG Household & Health Care Ltd. (South Korea)[1]	3,305	2,397,648
Unilever plc - ADR (United Kingdom)	202,860	10,009,112

		25,098,591

Tobacco - 1.5%
Gudang Garam Tbk PT (Indonesia)[1]	595,900	2,930,491
ITC Ltd. (India)[1]	990,320	4,275,810

		7,206,301

Total Consumer Staples		116,908,885

Energy - 4.0%
Energy Equipment & Services - 2.0%
Nabors Industries Ltd. (United States)	189,695	2,479,314
Schlumberger Ltd. (United States)	62,590	4,888,279
Tenaris S.A. - ADR (Luxembourg)	73,095	2,495,463

		9,863,056

Oil, Gas & Consumable Fuels - 2.0%
Galp Energia SGPS S.A. (Portugal)[1]	329,425	4,996,529
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,500	4,885,125

		9,881,654

Total Energy		19,744,710

Financials - 3.2%
Banks - 3.2%
Axis Bank Ltd. (India)[1]	315,915	2,388,252
Banco Macro S.A. - ADR (Argentina)	31,130	2,698,971
Grupo Financiero Galicia S.A. - ADR (Argentina)	75,240	2,848,586

2

Investment Portfolio - March 31, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
ICICI Bank Ltd. (India)[1]	579,190	$2,474,049
IndusInd Bank Ltd. (India)[1]	121,940	2,676,330
Kotak Mahindra Bank Ltd. (India)[1]	199,550	2,680,396

Total Financials		15,766,584

Health Care - 7.8%
Biotechnology - 0.9%
China Biologic Products, Inc. (China)*	42,250	4,230,493

Health Care Equipment & Supplies - 2.5%
Essilor International SA (France)[1]	71,850	8,723,417
Osstem Implant Co. Ltd. (South Korea)*[1]	79,925	3,739,120

		12,462,537

Health Care Providers & Services - 4.4%
Fleury S.A. (Brazil)	300,840	4,064,886
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	203,795	8,585,883
Odontoprev S.A. (Brazil)	1,002,540	3,612,295
Orpea (France)[1]	52,805	5,066,979

		21,330,043

Total Health Care		38,023,073

Industrials - 27.0%
Aerospace & Defense - 3.8%
Korea Aerospace Industries Ltd. (South Korea)[1]	143,094	7,370,307
LIG Nex1 Co. Ltd. (South Korea)[1]	87,572	6,147,696
QinetiQ Group plc (United Kingdom)[1]	703,810	2,458,431
Thales S.A. (France)[1]	25,940	2,505,712

		18,482,146

Building Products - 0.5%
Cie de Saint-Gobain (France)[1]	49,210	2,524,817

Commercial Services & Supplies - 0.6%
China Everbright International Ltd. (China)[1]	2,245,000	3,023,365

Construction & Engineering - 3.2%
Larsen & Toubro Ltd. (India)[1]	327,580	7,945,599
SPIE S.A. (France)[1]	149,135	3,593,819
Vinci S.A. (France)[1]	51,780	4,111,792

		15,651,210

Industrial Conglomerates - 3.9%
Siemens AG (Germany)[1]	137,760	18,869,351

Machinery - 9.5%
ANDRITZ AG (Austria)[1]	150,180	7,511,012

3

Investment Portfolio - March 31, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
FANUC Corp. (Japan)[1]	41,940	$8,634,244
GEA Group AG (Germany)[1]	266,520	11,322,738
Metso OYJ (Finland)[1]	80,220	2,427,569
SMC Corp. (Japan)[1]	34,600	10,257,675
Spirax-Sarco Engineering plc (United Kingdom)[1]	66,870	3,997,496
The Weir Group plc (United Kingdom)[1]	97,510	2,345,616

		46,496,350

Professional Services - 4.7%
Applus Services S.A. (Spain)[1]	548,600	6,585,396
Bureau Veritas S.A. (France)[1]	251,615	5,303,700
Intertek Group plc (United Kingdom)[1]	112,350	5,530,167
SGS S.A. (Switzerland)[1]	2,520	5,374,201

		22,793,464

Trading Companies & Distributors - 0.8%
Ashtead Group plc (United Kingdom)[1]	185,950	3,849,023

Total Industrials		131,689,726

Information Technology - 10.7%
Electronic Equipment, Instruments & Components - 5.4%
Hitachi Ltd. (Japan)[1]	2,153,660	11,693,837
Keyence Corp. (Japan)[1]	36,018	14,449,442
Renishaw plc (United Kingdom)[1]	5,677	221,049

		26,364,328

It Services - 1.2%
Alten S.A. (France)[1]	9,679	742,203
Altran Technologies S.A. (France)[1]	146,865	2,469,528
Sopra Steria Group (France)[1]	17,335	2,469,037

		5,680,768

Software - 3.1%
Dassault Systemes S.E. (France)[1]	30,025	2,596,924
Gemalto N.V. (Netherlands)[1]	89,315	4,982,539
SAP SE (Germany)[1]	54,280	5,325,317
Sophos Group plc (United Kingdom)[1,2]	688,820	2,343,964

		15,248,744

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,610	4,803,484

Total Information Technology		52,097,324

Materials - 7.0%
Chemicals - 3.9%
Asian Paints Ltd. (India)[1]	181,110	2,992,671

4

Investment Portfolio - March 31, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Croda International plc (United Kingdom)[1]	86,420	$3,860,061
D&L Industries, Inc. (Philippines)[1]	9,853,700	2,498,038
Givaudan S.A. (Switzerland)[1]	3,440	6,195,606
Symrise AG (Germany)[1]	56,560	3,761,333

		19,307,709

Metals & Mining - 3.1%
Antofagasta plc (Chile)[1]	369,805	3,860,994
First Quantum Minerals Ltd. (Canada)	352,690	3,747,422
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	1,235,810	3,707,645
Lundin Mining Corp. (Canada)	665,770	3,749,759

		15,065,820

Total Materials		34,373,529

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)[1]	11,864,600	3,688,050

Utilities - 3.0%
Electric Utilities - 2.6%
Pampa Energia S.A. - ADR (Argentina)*	104,940	5,689,847
Power Grid Corp. of India Ltd. (India)[1]	2,313,370	7,029,921

		12,719,768

Water Utilities - 0.4%
CT Environmental Group Ltd. (China)[1]	8,540,000	1,814,069

Total Utilities		14,533,837

TOTAL COMMON STOCKS
(Identified Cost $430,102,993)		476,946,303

MUTUAL FUNDS - 2.6%

Global X MSCI Argentina ETF (United States)	107,400	3,033,943
iShares MSCI South Korea Capped ETF (United States)	157,008	9,714,085

TOTAL MUTUAL FUNDS
(Identified Cost $12,366,525)		12,748,028

5

Investment Portfolio - March 31, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.6%

Dreyfus Government Cash Management[3], 0.66%,
(Identified Cost $12,527,658)	12,527,658	$12,527,658

TOTAL INVESTMENTS - 103.0%
(Identified Cost $454,997,176)		502,221,989
LIABILITIES, LESS OTHER ASSETS - (3.0%)		(14,758,225)

NET ASSETS - 100%		$487,463,764

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,767,795 or 1.0% of the Series’ net assets as of March 31, 2017.

3Rate shown is the current yield as of March 31, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 11.7%; India 11.3%; Germany 10.9%; Japan 10.8%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$455,130,549
Unrealized appreciation	57,819,371
Unrealized depreciation	(10,727,931)

Net unrealized appreciation	$47,091,440

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Investment Portfolio - March 31, 2017

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$50,120,585	$—	$50,120,585	$—
Consumer Staples	116,908,885	30,180,997	86,727,888	—
Energy	19,744,710	14,748,181	4,996,529	—
Financials	15,766,584	5,547,557	10,219,027	—
Health Care	38,023,073	20,493,557	17,529,516	—
Industrials	131,689,726	—	131,689,726	—
Information Technology	52,097,324	—	52,097,324	—
Materials	34,373,529	11,204,826	23,168,703	—
Telecommunication Services	3,688,050	—	3,688,050	—
Utilities	14,533,837	5,689,847	8,843,990	—
Mutual fund	25,275,686	25,275,686	—	—

Total assets	$502,221,989	$113,140,651	$389,081,338	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2017

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 96.8%
Consumer Discretionary - 15.9%
Diversified Consumer Services - 1.3%
Kroton Educacional S.A. (Brazil)	2,502,932	$10,609,438

Hotels, Restaurants & Leisure - 3.2%
Accor S.A. (France)[1]	613,478	25,517,182

Internet & Direct Marketing Retail - 1.0%
MakeMyTrip Ltd. (India)*	121,085	4,189,541
Zalando SE (Germany)*[1,2]	107,440	4,342,442

		8,531,983

Media - 6.5%
Dish TV India Ltd. (India)*[1]	4,190,430	6,935,045
ITV plc (United Kingdom)[1]	6,337,472	17,397,379
Liberty Global plc - Class A - ADR (United Kingdom)*	791,520	28,391,822

		52,724,246

Specialty Retail - 2.4%
Kingfisher plc (United Kingdom)[1]	4,751,300	19,440,350

Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (United States)*	232,310	12,049,920

Total Consumer Discretionary		128,873,119

Consumer Staples - 24.5%
Beverages - 10.2%
Ambev S.A. - ADR (Brazil)	4,261,516	24,546,332
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	278,720	30,540,909
Diageo plc (United Kingdom)[1]	960,020	27,490,308

		82,577,549

Food Products - 5.7%
Danone S.A. (France)[1]	297,950	20,268,095
Nestle S.A. (Switzerland)[1]	336,570	25,832,344

		46,100,439

Personal Products - 5.5%
Beiersdorf AG (Germany)[1]	94,586	8,950,611
Unilever plc - ADR (United Kingdom)	715,365	35,296,109

		44,246,720

Tobacco - 3.1%
Japan Tobacco, Inc. (Japan)[1]	769,800	25,055,108

Total Consumer Staples		197,979,816

Energy - 5.1%
Energy Equipment & Services - 3.6%
Schlumberger Ltd. (United States)	377,530	29,485,093

1

Investment Portfolio - March 31, 2017

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp. (Canada)	1,096,165	$12,134,547

Total Energy		41,619,640

Financials - 1.1%
Banks - 1.1%
Bankia S.A. (Spain)[1]	591,829	673,680
CaixaBank S.A. (Spain)[1]	1,879,725	8,081,877

Total Financials		8,755,557

Health Care - 14.9%
Health Care Equipment & Supplies - 3.5%
Medtronic plc (United States)	351,640	28,328,118

Health Care Providers & Services - 3.1%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	297,820	25,112,722

Life Sciences Tools & Services - 2.4%
QIAGEN N.V. (United States)	392,053	11,357,777
QIAGEN N.V. (United States)[1]	286,828	8,326,382

		19,684,159

Pharmaceuticals - 5.9%
Novartis AG - ADR (Switzerland)	423,480	31,451,860
Perrigo Co. plc (United States)	238,590	15,839,990

		47,291,850

Total Health Care		120,416,849

Industrials - 14.4%
Aerospace & Defense - 3.6%
Safran S.A. (France)[1]	393,225	29,348,022

Airlines - 1.0%
Ryanair Holdings plc - ADR (Ireland)*	100,668	8,353,431

Construction & Engineering - 2.1%
Vinci S.A. (France)[1]	212,525	16,876,372

Machinery - 1.3%
Sulzer AG (Switzerland)[1]	22,527	2,356,456
The Weir Group plc (United Kingdom)[1]	343,300	8,258,129

		10,614,585

Trading Companies & Distributors - 4.1%
Brenntag AG (Germany)[1]	435,538	24,410,544
Howden Joinery Group plc (United Kingdom)[1]	1,560,805	8,479,120

		32,889,664

2

Investment Portfolio - March 31, 2017

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Transportation Infrastructure - 2.3%
Aena S.A. (Spain)[1,2]	115,375	$18,236,155

Total Industrials		116,318,229

Information Technology - 11.9%
Internet Software & Services - 7.4%
Alibaba Group Holding Ltd. - ADR (China)*	197,690	21,316,913
Just Eat plc (United Kingdom)*[1]	579,550	4,104,798
NetEase, Inc. - ADR (China)	28,620	8,128,080
Tencent Holdings Ltd. - Class H (China)[1]	903,465	26,028,394

		59,578,185

IT Services - 3.5%
Amdocs Ltd. - ADR (United States)	469,917	28,660,238

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	4,410	8,116,232

Total Information Technology		96,354,655

Materials - 5.5%
Chemicals - 4.1%
Akzo Nobel N.V. (Netherlands)[1]	245,265	20,304,040
Solvay S.A. (Belgium)[1]	102,900	12,554,894

		32,858,934

Metals & Mining - 1.4%
Antofagasta plc (Chile)[1]	388,815	4,059,470
First Quantum Minerals Ltd. (Canada)	324,390	3,446,728
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	1,234,500	3,703,714

		11,209,912

Total Materials		44,068,846

Telecommunication Services - 3.5%
Wireless Telecommunication Services - 3.5%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	2,003,960	28,396,113

TOTAL COMMON STOCKS
(Identified Cost $776,212,366)		782,782,824

SHORT-TERM INVESTMENT - 2.6%
Dreyfus Government Cash Management[3], 0.66%,
(Identified Cost $20,833,233)	20,833,233	20,833,233

TOTAL INVESTMENTS - 99.4%
(Identified Cost $797,045,599)		803,616,057
OTHER ASSETS, LESS LIABILITIES - 0.6%		4,463,810

NET ASSETS - 100%		$808,079,867

3

Investment Portfolio - March 31, 2017

(unaudited)

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $22,578,597 or 2.8% of the Series’ net assets as of December 31, 2016 (See Note 2 to the financial statements).

3Rate shown is the current yield as of March 31, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United States 19.2%; United Kingdom 18.4%; France 11.4%;.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$818,585,490
Unrealized appreciation	39,197,848
Unrealized depreciation	(54,167,281)

Net unrealized depreciation	$(14,969,433)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$128,873,119	$55,240,721	$73,632,398	$—
Consumer Staples	197,979,816	59,842,441	138,137,375	—
Energy	41,619,640	41,619,640	—	—
Financials	8,755,557	—	8,755,557	—
Health Care	120,416,849	86,977,745	33,439,104	—
Industrials	116,318,229	8,353,431	107,964,798	—
Information Technology	96,354,655	58,105,231	38,249,424	—
Materials	44,068,846	7,150,442	36,918,404	—
Telecommunication Services	28,396,113	28,396,113	—	—
Mutual fund	20,833,233	20,833,233	—	—

Total assets	$803,616,057	$366,518,997	$437,097,060	$—

4

Investment Portfolio - March 31, 2017

(unaudited)

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2017

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 98.0%
Akron, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa3		$100,000	$101,414
Akron, Various Purposes Impt., Series A, G.O. Bond	1.250%	12/1/2017	AA	[2]	350,000	350,889
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	AA	[2]	100,000	102,740
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2018	AA	[2]	225,000	239,623
Akron, Various Purposes Impt., Series C, G.O. Bond	3.000%	12/1/2017	AA	[2]	300,000	304,242
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1		720,000	770,530
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1		200,000	229,120
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	105,463
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Series A, Revenue Bond, AGC	4.500%	2/15/2018	A1		100,000	103,067
Barberton City School District, G.O. Bond	4.000%	12/1/2019	AA	[2]	625,000	671,694
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A3		125,000	137,259
Beavercreek City School District, G.O. Bond	5.000%	12/1/2023	Aa1		500,000	595,605
Beavercreek City School District, G.O. Bond	5.000%	12/1/2024	Aa1		590,000	708,743
Beavercreek City School District, G.O. Bond	5.000%	12/1/2034	Aa1		210,000	239,028
Cincinnati City School District, School Impt., G.O. Bond	4.500%	6/1/2018	Aa2		350,000	364,434
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2		400,000	426,028
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa		500,000	616,230
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2024	Aaa		600,000	724,998
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa		250,000	305,575
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	WR	[3]	190,000	202,468
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		120,000	127,874
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	WR	[3]	125,000	134,716
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2037	Aaa		335,000	379,994
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		40,000	42,689
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	Aaa		75,000	81,073
Cincinnati, Public Impt., Series C, G.O. Bond	5.000%	12/1/2020	Aa2		300,000	338,766
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	4.250%	12/1/2017	Aa2		150,000	153,430
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1		370,000	395,471
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1		1,140,000	1,317,715

1

Investment Portfolio - March 31, 2017

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	$235,000	$251,050
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	237,620
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2025	Aaa	375,000	425,362
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2026	Aaa	300,000	336,939
Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	548,480
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa	100,000	105,547
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa1	250,000	266,505
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	419,812
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2017	Aa1	280,000	282,111
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa1	185,000	188,064
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa1	85,000	86,854
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa1	500,000	601,415
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa1	395,000	445,892
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2021	Aa1	155,000	158,043
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2022	Aa1	170,000	172,380
Dayton, Water Utility Impt., Revenue Bond	2.000%	12/1/2021	Aa2	245,000	248,702
Dayton, Water Utility Impt., Revenue Bond	2.250%	12/1/2022	Aa2	200,000	203,892
Dayton, Water Utility Impt., Revenue Bond	2.500%	12/1/2023	Aa2	200,000	204,718
Delaware County, Public Impt., G.O. Bond	4.000%	12/1/2040	Aaa	300,000	308,403
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1	305,000	317,972
Dublin City School District, G.O. Bond	5.000%	12/1/2026	Aa1	235,000	286,895
Dublin, Various Purposes Impt., G.O. Bond	3.500%	12/1/2035	Aaa	450,000	452,731
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	225,004
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2	300,000	304,719
Franklin County, G.O. Bond	4.000%	6/1/2017	Aaa	1,145,000	1,151,355
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa	275,000	334,194
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	106,358
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1	300,000	338,682
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1	375,000	424,087
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2025	Aa1	105,000	127,141
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1	500,000	598,850
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2027	Aa1	420,000	506,684
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	4.000%	12/1/2017	Aa1	350,000	357,399

2

Investment Portfolio - March 31, 2017

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1		$350,000	$373,107
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	112,551
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA	[2]	200,000	209,532
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	564,420
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2		570,000	684,718
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2		150,000	157,429
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	564,420
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2		500,000	577,065
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2		320,000	360,202
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1		500,000	533,095
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1		100,000	103,002
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1		300,000	328,605
Independence, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa1		100,000	101,303
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1		100,000	100,641
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1		175,000	192,026
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2017	AA	[2]	200,000	203,896
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA	[2]	335,000	349,924
Miami County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2018	Aa2		200,000	212,992
Miamisburg City School District, G.O. Bond	5.000%	12/1/2022	Aa2		250,000	291,647
Miamisburg City School District, G.O. Bond	5.000%	12/1/2024	Aa2		275,000	328,611
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1		100,000	101,915
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3		100,000	104,018
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3		230,000	240,315
New Albany Plain Local School District, School Impt., G.O. Bond	4.000%	12/1/2028	Aa1		500,000	552,495
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aaa		340,000	359,162

3

Investment Portfolio - March 31, 2017

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa1		$200,000	$212,140
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1		750,000	861,998
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2018	Aa3		275,000	284,721
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3		375,000	401,734
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	A1		400,000	463,888
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		260,000	280,935
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa		500,000	573,470
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	147,686
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		300,000	319,341
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		150,000	154,218
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	12/1/2017	Aaa		125,000	128,515
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa		450,000	503,168
Ohio State Water Development Authority, Water Utility Impt., Series B, Revenue Bond	5.000%	12/1/2031	Aaa		300,000	356,664
Ohio State, Highway Impt., Series S, G.O. Bond	5.000%	5/1/2026	Aa1		225,000	275,440
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	9/1/2025	Aa1		350,000	426,514
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1		1,150,000	1,341,510
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	575,480
Ohio State, Series A, G.O. Bond	5.000%	9/1/2022	Aa1		125,000	146,846
Ohio State, Series A, G.O. Bond	5.000%	9/1/2025	Aa1		600,000	731,166
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2		650,000	693,823
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2		350,000	385,560
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	110,034
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1		150,000	159,903
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1		115,000	121,622
Oregon City School District, School Impt., G.O. Bond	4.000%	12/1/2017	Aa3		100,000	101,999
Portage County, Limited Tax, Various Purposes Impt., G.O. Bond	4.000%	12/1/2017	AA	[2]	250,000	255,245

4

Investment Portfolio - March 31, 2017

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA	[2]	$140,000	$142,244
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3		200,000	213,134
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa2		100,000	103,452
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	106,221
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	111,371
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		500,000	532,205
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		500,000	549,440
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2		275,000	299,734
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1		100,000	101,678
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa		535,000	605,032
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	113,178
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1		400,000	419,804

TOTAL MUNICIPAL BONDS (Identified Cost $42,160,254)						42,312,942

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Government Cash Management (Identified Cost $436,554)	0.66%[4]				436,554	436,554

TOTAL INVESTMENTS - 99.0% (Identified Cost $42,596,808)						42,749,496
OTHER ASSETS, LESS LIABILITIES - 1.0%						439,312

NET ASSETS - 100%						$43,188,808

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2017, there is no rating available (unaudited).

4Rate shown is the current yield as of March 31, 2017.

5

Investment Portfolio - March 31, 2017

(unaudited)

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$42,596,808
Unrealized appreciation	374,638
Unrealized depreciation	(221,950)

Net unrealized appreciation	$152,688

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$42,312,942	$—	$42,312,942	$—
Mutual fund	436,554	436,554	—	—

Total assets	$42,749,496	$436,554	$42,312,942	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 99.9%
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1		$500,000	$571,240

ARIZONA - 3.5%
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		1,050,000	1,232,175
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2		1,200,000	1,424,892
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2		1,525,000	1,344,257
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,086,650
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,564,766
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,430,075
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	452,608
Tucson Water System, Series A, Revenue Bond	5.000%	7/1/2018	Aa2		1,400,000	1,469,734
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	512,693

						10,517,850

COLORADO - 2.4%
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA	[2]	1,000,000	1,222,490
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,650,165
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,677,112
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa1		1,500,000	1,638,180

						7,187,947

DELAWARE - 0.7%
Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1		2,000,000	2,132,620

DISTRICT OF COLUMBIA - 1.3%
District of Columbia Water & Sewer Authority, Series A, Revenue Bond	5.000%	10/1/2029	Aa2		1,380,000	1,627,876
District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2		900,000	1,027,638

1

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA (continued)
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	$1,000,000	$1,170,430

					3,825,944

FLORIDA - 7.3%
Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	1,010,000	1,103,617
Florida Municipal Power Agency, St. Lucie Project, Series A, Revenue Bond	5.000%	10/1/2018	A2	1,065,000	1,126,376
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa2	920,000	1,000,150
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,734,108
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	9/1/2026	Aa1	960,000	886,963
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	3/1/2027	Aa1	995,000	905,221
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	857,330
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,184,280
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,638,210
Miami-Dade County Expressway Authority, Swap Termination, Series A, Revenue Bond, AGM	4.000%	7/1/2018	A2	1,000,000	1,034,870
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,358,000
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	549,135
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,403,515
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2	675,000	708,014
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	541,230
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A2	1,165,000	1,294,233
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2018	A1	400,000	421,688
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	585,995
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	530,180

					21,863,115

GEORGIA - 4.8%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa2	1,160,000	1,270,629
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	545,875

2

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
GEORGIA (continued)
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		$1,585,000	$1,678,547
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa2		1,200,000	1,281,528
Georgia State, Series E, G.O. Bond	5.000%	12/1/2025	Aaa		4,000,000	4,914,040
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		2,250,000	2,389,905
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		500,000	531,090
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	527,113
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,104,550

						14,243,277

HAWAII - 1.0%
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		1,000,000	1,083,620
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3		1,750,000	2,071,108

						3,154,728

ILLINOIS - 2.6%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA	[2]	500,000	521,050
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA	[2]	625,000	646,850
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2018	Aa2		750,000	774,457
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2019	Aa2		760,000	804,407
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1		820,000	873,349
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1		2,000,000	2,343,000
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,094,660
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	A3		725,000	781,072

						7,838,845

3

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
INDIANA - 1.6%
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		$745,000	$758,857
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1		2,540,000	2,707,970
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		750,000	801,990
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA	[2]	475,000	486,590

						4,755,407

IOWA - 0.8%
Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2		2,000,000	2,361,940

KANSAS - 3.4%
Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2		500,000	548,215
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA	[2]	2,965,000	3,232,769
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	896,782
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2018	AA	[2]	1,000,000	1,059,630
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA	[2]	2,000,000	2,187,660
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	4.000%	9/1/2018	A3		450,000	468,612
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3		1,495,000	1,663,845

						10,057,513

KENTUCKY - 0.6%
Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa2		500,000	540,415
Louisville & Jefferson County, Sewer Impt., Series A, Revenue Bond	5.000%	5/15/2024	Aa3		1,070,000	1,271,288

						1,811,703

LOUISIANA - 1.6%
Lafayette Utilities, Sewer Impt., Revenue Bond	4.000%	11/1/2018	A1		1,135,000	1,187,051
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1		990,000	1,082,120

4

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
LOUISIANA (continued)
New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A	[2]	$600,000	$674,196
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A	[2]	1,700,000	1,884,790

						4,828,157

MAINE - 0.2%
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		570,000	627,462

MARYLAND - 0.3%
Baltimore, Water Utility Impt., Series A, Revenue Bond	4.000%	7/1/2018	Aa3		500,000	518,900
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	541,810

						1,060,710

MASSACHUSETTS - 1.4%
Commonwealth of Massachusetts, Public Impt., Series D-2, G.O. Bond[3]	1.210%	8/1/2043	Aa1		1,225,000	1,224,988
Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1		3,000,000	2,899,020

						4,124,008

MICHIGAN - 1.4%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA	[2]	1,000,000	1,053,920
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA	[2]	820,000	753,793
Emmet County, Public Impt., G.O. Bond	2.250%	5/1/2018	Aa2		910,000	922,030
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1		1,000,000	1,075,230
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2		400,000	430,092

						4,235,065

MINNESOTA - 1.6%
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A2		2,130,000	2,252,752
Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1		2,000,000	2,411,840

						4,664,592

5

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MISSOURI - 1.3%
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2		$750,000	$847,402
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	1/1/2027	Aa2		1,590,000	1,893,102
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA	[2]	260,000	262,301
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2		725,000	797,428

						3,800,233

NEBRASKA - 2.7%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,297,380
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A	[2]	500,000	519,725
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1		1,000,000	1,067,760
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		500,000	533,880
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1		1,000,000	1,099,610
Omaha Public Power District, Series A, Revenue Bond	5.000%	2/1/2030	Aa2		1,000,000	1,182,230
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2		1,265,000	1,354,790

						8,055,375

NEW HAMPSHIRE - 0.9%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1		2,575,000	2,829,050

NEW JERSEY - 1.1%
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3		455,000	460,182
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A2		1,625,000	1,733,339
New Jersey State Turnpike Authority, Series H, Revenue Bond	5.000%	1/1/2020	A2		915,000	973,862

						3,167,383

NEW MEXICO - 1.6%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2		1,250,000	1,457,362

6

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW MEXICO (continued)
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		$2,000,000	$2,366,980
Las Cruces, Multiple Utility Impt., Revenue Bond	2.000%	6/1/2018	Aa2		875,000	886,051

						4,710,393

NEW YORK - 11.1%
Metropolitan Transportation Authority, Green Bond, Series A-1, Revenue Bond	5.000%	11/15/2026	A1		1,500,000	1,792,170
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1		1,385,000	1,644,521
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A1		725,000	770,965
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,315,000	1,444,133
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[3]	1.270%	11/15/2044	A1		1,600,000	1,598,976
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		1,000,000	1,075,400
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1		3,000,000	2,727,180
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2		2,880,000	3,420,288
New York City, Series 1, G.O. Bond	5.000%	8/1/2020	Aa2		1,000,000	1,117,400
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,353,700
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,353,700
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3		420,000	455,965
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2025	Aa1		2,000,000	2,394,340
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR	[4]	495,000	524,250
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	1,640,000	1,738,941
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		1,000,000	1,049,220
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1		765,000	897,261
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3		500,000	524,820
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3		725,000	779,440

7

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3		$920,000	$1,041,100
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1		2,805,000	3,322,663

						33,026,433

NORTH CAROLINA - 2.5%
Cape Fear Public Utility Authority, Sewer Impt., Revenue Bond	5.000%	8/1/2019	Aa1		1,240,000	1,306,501
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,584,492
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	644,554
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	438,480
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A	[2]	3,000,000	3,507,720

						7,481,747

NORTH DAKOTA - 0.3%
North Dakota Public Finance Authority, Series A, Revenue Bond	4.000%	6/1/2018	A	[2]	800,000	827,616

OHIO - 6.6%
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2023	A1		1,895,000	2,161,664
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.250%	2/15/2023	A1		25,000	25,905
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa		500,000	616,230
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa		1,000,000	1,222,300
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa3		600,000	742,506
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		3,735,000	4,035,742
Ohio State, Public Impt., Series B, G.O. Bond	3.000%	9/1/2021	Aa1		2,000,000	2,129,740
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1		4,200,000	4,899,426
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		1,175,000	1,250,682
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		1,010,000	1,109,869

8

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3		$610,000	$697,541
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2		610,000	678,253

						19,569,858

OKLAHOMA - 1.9%
Oklahoma Development Finance Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	8/15/2018	AA	[2]	500,000	527,275
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3		2,750,000	3,022,360
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3		2,000,000	2,246,500

						5,796,135

OREGON - 3.3%
Bend, Water Utility Impt., Revenue Bond	5.000%	12/1/2030	Aa2		1,435,000	1,701,379
Clackamas County Service District No. 1, Sewer Impt., Revenue Bond	2.000%	12/1/2029	AA	[2]	1,000,000	858,920
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	440,000	476,265
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2		230,000	232,245
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3		1,285,000	1,400,946
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2026	Aa2		2,480,000	3,026,542
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa3		1,000,000	873,960
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1		1,015,000	1,167,818

						9,738,075

PENNSYLVANIA - 5.7%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	Aa3		640,000	696,352
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1		1,500,000	1,642,815
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	639,900
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,117,180
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1		1,200,000	1,403,328

9

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3		$615,000	$647,589
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3		1,050,000	1,142,757
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,095,400
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	AA	[2]	20,000	21,139
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	7/1/2018	A1		500,000	524,585
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1		1,370,000	1,453,830
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1		1,000,000	1,082,380
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2		1,000,000	1,089,220
Pittsburgh Water & Sewer Authority, Swap Termination, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2		1,325,000	1,399,160
Pittsburgh, Series B, G.O. Bond	5.000%	9/1/2018	A1		1,000,000	1,055,240
Southcentral General Authority, Wellspan Health Obligated Group, Prerefunded Balance, Revenue Bond	5.625%	6/1/2018	WR	[4]	465,000	490,073
University Area Joint Authority, Revenue Bond, AGM	2.250%	11/1/2027	AA	[2]	1,500,000	1,433,910

						16,934,858

SOUTH CAROLINA - 2.2%
Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aaa		530,000	598,211
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3		500,000	602,890
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1		85,000	90,775
South Carolina State Public Service Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1		2,500,000	2,711,050
South Carolina State Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,099,750
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1		685,000	725,319
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1		700,000	743,911

						6,571,906

10

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE - 2.8%
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2		$800,000	$922,920
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2		705,000	811,039
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2		685,000	740,718
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2		400,000	437,040
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1		655,000	697,699
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		2,000,000	2,132,040
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		1,000,000	1,066,020
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2		1,505,000	1,614,293

						8,421,769

TEXAS - 6.7%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	Aa3		1,600,000	1,798,496
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3		500,000	582,895
Austin Water & Wastewater System, Revenue Bond	5.000%	11/15/2026	Aa2		1,500,000	1,821,795
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2018	A1		1,000,000	1,050,590
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	608,173
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1		500,000	533,155
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2		600,000	708,330
Houston Combined Utility System, Multi Utility Impt., Series D, Revenue Bond	5.000%	11/15/2025	Aa2		1,265,000	1,497,912
Houston Combined Utility System, Series S, Revenue Bond[3]	1.810%	5/15/2034	AA	[2]	1,000,000	998,590
Irving Waterworks & Sewer System, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa2		1,110,000	1,155,688
Metropolitan Transit Authority of Harris County, Transit Impt., Revenue Bond	5.000%	11/1/2019	Aa2		845,000	926,796
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2		1,000,000	971,870
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2		2,535,000	3,008,107
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1		500,000	578,860
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2		500,000	602,765

11

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA	[2]	$2,200,000	$2,591,314
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA	[2]	500,000	534,970

						19,970,306

UTAH - 1.1%
Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,101,920
Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA	[2]	975,000	1,147,575

						3,249,495

VIRGINIA - 0.8%
Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2		500,000	522,665
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2		400,000	418,000
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa		1,290,000	1,412,885

						2,353,550

WASHINGTON - 8.2%
Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3		400,000	424,476
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,502,887
Everett, G.O. Bond[3]	1.310%	12/1/2034	AA	[2]	930,000	918,598
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa2		750,000	827,070
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2		1,675,000	1,815,147
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1		4,000,000	4,832,960
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,299,220
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1		2,435,000	2,559,039
Tacoma, Sewer Impt., Revenue Bond	5.000%	12/1/2018	Aa2		1,060,000	1,129,981
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2		1,095,000	1,176,205
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2		1,000,000	1,049,530

12

Investment Portfolio - March 31, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WASHINGTON (continued)
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		$475,000	$502,920
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1		2,000,000	2,204,380
Washington State, Series B, G.O. Bond	5.000%	2/1/2027	Aa1		2,675,000	3,167,628

						24,410,041

WEST VIRGINIA - 0.4%
Fairmont, Series D, Revenue Bond, AGM	3.000%	7/1/2018	A2		1,210,000	1,237,685

WISCONSIN - 2.0%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		470,000	537,013
Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	AA	[2]	1,000,000	959,660
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		600,000	638,016
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1		510,000	528,941
WPPI Energy, Prerefunded Balance, Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1		625,000	657,988
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,221,180
WPPI Energy, Unrefunded Balance, Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1		475,000	499,396

						6,042,194

TOTAL MUNICIPAL BONDS (Identified Cost $298,034,917)						298,056,225

SHORT-TERM INVESTMENT - 0.4%
Dreyfus Government Cash Management (Identified Cost $1,242,454)	0.66%[5]				1,242,454	1,242,454

TOTAL INVESTMENTS - 100.3% (Identified Cost $299,277,371)						299,298,679
LIABILITIES, LESS OTHER ASSETS - (0.3%)						(990,342)

NET ASSETS - 100%						$298,308,337

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

13

Investment Portfolio - March 31, 2017

(unaudited)

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3The coupon rate is floating and is the effective rate as of March 31, 2017.

4Credit rating has been withdrawn. As of March 31, 2017, there is no rating available (unaudited).

5Rate shown is the current yield as of March 31, 2017.

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$299,277,371
Unrealized appreciation	2,399,873
Unrealized depreciation	(2,378,565)

Net unrealized appreciation	$21,308

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$298,056,225	$—	$298,056,225	$—
Mutual fund	1,242,454	1,242,454	—	—

Total assets	$299,298,679	$1,242,454	$298,056,225	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - March 31, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 97.2%
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	$1,295,000	$1,380,017
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA	[2]	1,125,000	1,236,994
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2		365,000	386,407
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2		400,000	437,832
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	333,063
Auburn City School District, G.O. Bond, BAM	2.000%	6/15/2018	AA	[2]	225,000	227,650
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3		1,175,000	1,203,223
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa2		675,000	695,662
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2		500,000	510,530
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2		265,000	278,459
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2		1,385,000	1,435,691
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A	[2]	300,000	328,116
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A	[2]	300,000	347,091
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3		405,000	411,553
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	501,220
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	275,925
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	542,240
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA	[2]	375,000	397,954
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA	[2]	305,000	316,023
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA	[2]	850,000	863,388
East Irondequoit Central School District, G.O. Bond	3.000%	6/15/2018	Aa2		310,000	317,772
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA	[2]	305,000	319,942
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1		600,000	633,756
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1		450,000	465,948
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1		1,025,000	1,064,914
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2		300,000	308,139
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	500,000	552,745
Fairport Central School District, School Impt., G.O. Bond	2.000%	6/15/2018	AA	[2]	305,000	308,999
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	259,682
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3		215,000	219,087
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3		620,000	646,722
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2		420,000	423,016
Hyde Park Central School District, G.O. Bond	2.000%	6/15/2018	AA	[2]	355,000	359,739
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		500,000	508,520

1

Investment Portfolio - March 31, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3		$475,000	$485,426
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A2		200,000	207,094
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2		500,000	509,185
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3		450,000	457,056
Longwood Central School District, Suffolk County, School Impt., G.O. Bond	2.250%	6/15/2018	AA	[2]	590,000	599,782
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa		335,000	344,313
Metropolitan Transportation Authority	5.000%	11/15/2025	A1		505,000	585,103
Metropolitan Transportation Authority, Series A-1, Revenue Bond	2.500%	11/15/2025	A1		2,000,000	1,945,680
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2025	A1		750,000	896,055
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,000,000	1,098,200
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1		250,000	291,428
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA	[2]	1,885,000	2,221,925
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR	[3]	700,000	761,936
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR	[3]	90,000	97,963
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa2		1,000,000	1,027,810
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2		200,000	213,826
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1		650,000	691,210
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1		500,000	549,100
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1		1,000,000	1,148,730
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[4]	1.270%	11/15/2044	A1		600,000	599,616
Metropolitan Transportation Authority, Transit Impt., Unrefunded Balance, Series B, Revenue Bond	6.500%	11/15/2028	A1		210,000	228,537
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2		455,000	494,271
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA	[2]	500,000	522,010
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA	[2]	710,000	736,114
Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Prerefunded Balance, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR	[3]	350,000	372,218

2

Investment Portfolio - March 31, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		$500,000	$530,665
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3		500,000	589,235
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2018	A2		500,000	520,135
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		2,425,000	2,607,845
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2		365,000	375,804
New York City Transitional Finance Authority Building Aid Revenue, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2		1,250,000	1,503,588
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2		1,000,000	1,051,530
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2		1,000,000	1,087,020
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2		2,000,000	2,353,500
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1		1,000,000	982,580
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1		475,000	570,328
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1		2,000,000	2,371,480
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1		3,000,000	3,554,970
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1		750,000	908,835
New York City Water & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	6/15/2021	WR	[3]	315,000	330,397
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1		1,250,000	1,179,525
New York City Water & Sewer System, Series AA, Prerefunded Balance, Revenue Bond	5.000%	6/15/2020	Aa1		950,000	996,436
New York City Water & Sewer System, Series BB, Revenue Bond	5.000%	6/15/2020	Aa1		500,000	544,495
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa1		700,000	758,821
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa1		3,000,000	3,631,080
New York City Water & Sewer System, Unrefunded Balance, Revenue Bond	5.000%	6/15/2021	Aa1		1,590,000	1,671,646
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa1		175,000	183,531

3

Investment Portfolio - March 31, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		$2,700,000	$3,177,495
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2		4,865,000	5,789,982
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1		445,000	484,187
New York Municipal Bond Bank Agency, Revenue Bond	4.000%	12/1/2017	AA	[2]	2,000,000	2,041,680
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1		220,000	230,921
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa1		500,000	513,100
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2		750,000	814,462
New York State Dormitory Authority, Income Tax Revenue, Series A, Revenue Bond	5.000%	3/15/2025	Aa1		500,000	599,235
New York State Dormitory Authority, Income Tax Revenue, Series B, AMBAC	5.500%	3/15/2026	Aa1		1,200,000	1,502,988
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1		850,000	836,060
New York State Dormitory Authority, Rochester Institute of Technology, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1		500,000	529,615
New York State Dormitory Authority, Series A , Revenue Bond	5.000%	3/15/2025	Aa1		500,000	606,125
New York State Dormitory Authority, Series A , Revenue Bond	3.000%	10/1/2026	A	[2]	1,000,000	1,021,830
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA	[2]	250,000	261,042
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA	[2]	1,265,000	1,361,684
New York State Dormitory Authority, Series D , Revenue Bond	5.000%	2/15/2024	Aa1		4,000,000	4,748,520
New York State Dormitory Authority, Series D , Revenue Bond	5.000%	2/15/2027	Aa1		300,000	362,349
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2		500,000	529,895
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		225,000	244,760
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa		1,000,000	1,139,950
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa		1,250,000	1,396,238
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2031	Aaa		1,000,000	1,182,740
New York State Environmental Facilities Corp., Water Utility Impt., Series A, Revenue Bond	5.000%	6/15/2035	Aaa		1,000,000	1,161,540

4

Investment Portfolio - March 31, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2018	AA	[2]	$225,000	$234,290
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR	[3]	100,000	105,909
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	250,000	265,082
New York State Thruway Authority, Highway Impt., Revenue Bond	5.000%	4/1/2018	AA	[2]	2,025,000	2,108,612
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1		550,000	609,686
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2		590,000	607,718
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		525,000	550,840
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2023	Aa1		1,285,000	1,459,413
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2025	Aa1		1,170,000	1,397,682
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, NATL	5.500%	3/15/2024	Aa1		1,250,000	1,526,912
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2026	Aa1		1,050,000	1,269,188
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2027	Aa1		2,000,000	2,398,220
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1		3,440,000	3,573,197
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1		1,000,000	1,141,950
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1		565,000	624,653
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	509,975
Niskayuna Central School District, G.O. Bond	3.000%	4/15/2018	AA	[2]	360,000	367,873
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	434,032
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1		500,000	514,330
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		400,000	411,068
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond, BAM	3.000%	9/15/2018	Aa3		200,000	205,874
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2		1,400,000	1,446,270
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2		250,000	278,455
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2		1,000,000	1,165,740
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2		1,000,000	1,185,870
Onondaga County, Public Impt., G.O. Bond	2.125%	6/15/2030	Aa2		715,000	631,023
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa3		520,000	613,220

5

Investment Portfolio - March 31, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		$350,000	$387,289
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3		800,000	958,752
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3		400,000	426,408
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3		765,000	912,852
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3		2,500,000	3,003,700
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3		200,000	212,418
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2		300,000	304,815
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA	[2]	930,000	940,918
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	110,575
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3		1,625,000	1,740,196
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1		215,000	243,653
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3		225,000	230,265
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	517,175
South Glens Falls Central School District, School Impt., Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1		95,000	95,863
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA	[2]	710,000	721,317
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	5.000%	6/1/2021	AAA	[2]	1,225,000	1,400,187
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR	[3]	25,000	27,703
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA	[2]	175,000	193,046
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2018	AAA	[2]	2,000,000	2,094,520
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2019	AAA	[2]	775,000	839,379
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	6/1/2018	AAA	[2]	200,000	209,404
Suffolk County, G.O. Bond, AGM	5.000%	2/1/2018	A2		500,000	516,640
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA	[2]	1,000,000	1,088,780
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	1,015,000	1,033,808
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA	[2]	500,000	532,665
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1		545,000	563,759
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA	[2]	365,000	369,654
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	355,000	362,125
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2020	Aa3		530,000	554,147

6

Investment Portfolio - March 31, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3		$890,000	$948,473
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3		1,075,000	1,183,435
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3		350,000	416,672
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR	[3]	305,000	324,593
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR	[3]	310,000	329,914
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	4.000%	11/15/2017	A1		430,000	438,278
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3		650,000	781,866
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		350,000	359,216
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3		250,000	262,410
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3		820,000	902,713
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,176,150
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3		1,000,000	1,162,670
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3		500,000	532,850
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA	[2]	510,000	547,194
Ulster County, Public Impt., Series B, G.O. Bond	2.000%	11/15/2020	AA	[2]	685,000	697,515
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA	[2]	580,000	591,704
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	570,530
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	500,000	535,205
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	312,824
Webster Central School District, G.O. Bond	4.000%	10/1/2018	AA	[2]	375,000	391,249
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	WR	[3]	5,000	5,059
Westchester County, Unrefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	Aa1		410,000	414,813
Westchester County, Unrefunded Balance, Series C, G.O. Bond	5.000%	11/1/2017	Aa1		495,000	507,217
Wilson Central School District, G.O. Bond	3.000%	6/15/2018	Aa3		420,000	430,118
Yonkers, Public Impt., Series C, G.O. Bond, AGM	2.000%	10/15/2017	A2		500,000	502,535
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2		350,000	377,587

TOTAL MUNICIPAL BONDS (Identified Cost $154,504,097)						155,354,336

7

Investment Portfolio - March 31, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.7%
Dreyfus Government Cash Management (Identified Cost $ 2,752,057)	0.66%[5]	2,752,057	$2,752,057

TOTAL INVESTMENTS - 98.9% (Identified Cost $ 157,256,154)			158,106,393
OTHER ASSETS, LESS LIABILITIES - 1.1%			1,706,099

NET ASSETS - 100%			$159,812,492

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2017, there is no rating available (unaudited).

4The coupon rate is floating and is the effective rate as of March 31, 2017.

5Rate shown is the current yield as of March 31, 2017.

8

Investment Portfolio - March 31, 2017

(unaudited)

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$157,256,154
Unrealized appreciation	1,499,412
Unrealized depreciation	(649,173)

Net unrealized appreciation	$850,239

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$155,354,336	$—	$155,354,336	$—
Mutual fund	2,752,057	2,752,057	—	—

Total assets	$158,106,393	$2,752,057	$155,354,336	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - March 31, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 40.8%
Non-Convertible Corporate Bonds - 40.8%
Consumer Discretionary - 3.3%
Auto Components - 0.5%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	A3	$1,005,000	$1,061,323

Household Durables - 0.8%
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,485,000	1,536,570

Internet & Direct Marketing Retail - 1.0%
The Priceline Group, Inc., 3.60%, 6/1/2026	Baa1	1,830,000	1,818,026

Media - 0.5%
Comcast Corp., 4.40%, 8/15/2035	A3	875,000	906,955

Multiline Retail - 0.5%
Dollar General Corp., 3.25%, 4/15/2023	Baa2	930,000	929,820

Total Consumer Discretionary			6,252,694

Consumer Staples - 2.9%
Beverages - 1.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A3	1,518,000	2,307,108
PepsiCo, Inc., 3.10%, 7/17/2022	A1	895,000	919,472

			3,226,580

Food & Staples Retailing - 1.2%
CVS Health Corp., 3.50%, 7/20/2022	Baa1	1,345,000	1,384,296
The Kroger Co., 2.60%, 2/1/2021	Baa1	930,000	929,559

			2,313,855

Total Consumer Staples			5,540,435

Energy - 6.0%
Energy Equipment & Services - 1.0%
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	A3	1,790,000	1,857,760

Oil, Gas & Consumable Fuels - 5.0%
BP Capital Markets plc (United Kingdom), 3.216%, 11/28/2023	A2	1,805,000	1,814,251
Chevron Corp., 1.79%, 11/16/2018	Aa2	950,000	952,662
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2	885,000	927,207
ConocoPhillips Co., 3.35%, 5/15/2025	Baa2	935,000	938,478
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	Baa3	1,865,000	1,895,741
Kinder Morgan, Inc.[2], 5.625%, 11/15/2023	Baa3	880,000	965,810
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3	990,000	948,915
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	A3	900,000	935,135

			9,378,199

Total Energy			11,235,959

Financials - 13.5%
Banks - 6.3%
Bank of America Corp., 4.00%, 1/22/2025	Baa3	1,380,000	1,378,547
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	Baa3	750,000	940,530

1

Investment Portfolio - March 31, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Citigroup, Inc., 3.875%, 3/26/2025	Baa3	$1,860,000	$1,847,837
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1	935,000	957,178
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3	1,740,000	1,878,868
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021	Aaa	1,700,000	1,665,446
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa2	1,878,000	1,907,434
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3	645,000	641,999
Santander Holdings USA, Inc., 4.50%, 7/17/2025	Baa3	605,000	616,188

			11,834,027

Capital Markets - 3.5%
The Goldman Sachs Group, Inc.[3], 2.654%, 11/29/2023	A3	1,910,000	1,978,548
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2	910,000	927,571
Morgan Stanley, 2.125%, 4/25/2018	A3	1,425,000	1,430,444
Morgan Stanley, 5.00%, 11/24/2025	Baa2	1,285,000	1,379,810
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	A3	920,000	931,356

			6,647,729

Diversified Financial Services - 1.0%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust
(Netherlands), 4.50%, 5/15/2021	Baa3	1,780,000	1,865,894

Insurance - 2.7%
American International Group, Inc., 4.125%, 2/15/2024	Baa1	1,335,000	1,369,400
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	2,570,000	2,765,626
Prudential Financial, Inc.[4], 5.875%, 9/15/2042	Baa2	870,000	945,473

			5,080,499

Total Financials			25,428,149

Health Care - 0.5%
Biotechnology - 0.5%
AbbVie, Inc., 1.80%, 5/14/2018	Baa2	960,000	961,080

Industrials - 3.0%
Airlines - 0.5%
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1	670,000	680,673
Southwest Airlines Co., 2.65%, 11/5/2020	Baa1	345,000	348,898

			1,029,571

Construction & Engineering - 0.5%
Fluor Corp., 3.50%, 12/15/2024	A3	900,000	922,378

Industrial Conglomerates - 2.0%
General Electric Co.[3], 1.414%, 5/5/2026	A1	1,950,000	1,911,975

2

Investment Portfolio - March 31, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	A1	$1,825,000	$1,839,021

			3,750,996

Total Industrials			5,702,945

Information Technology - 2.8%
IT Services - 1.2%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	930,000	940,679
Visa, Inc., 2.80%, 12/14/2022	A1	1,370,000	1,381,912

			2,322,591

Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc., 3.30%, 4/1/2027	A3	2,000,000	2,007,944
QUALCOMM, Inc., 3.00%, 5/20/2022	A1	910,000	920,905

			2,928,849

Total Information Technology			5,251,440

Materials - 4.0%
Chemicals - 1.1%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	820,000	929,559
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	Baa2	1,060,000	1,090,591

			2,020,150

Metals & Mining - 2.5%
Corp Nacional del Cobre de Chile (Chile)[2], 4.50%, 9/16/2025	A3	1,789,000	1,883,447
Glencore Funding, LLC (Switzerland)[2], 4.625%, 4/29/2024	Baa2	1,773,000	1,841,331
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	Baa2	921,000	926,006

			4,650,784

Paper & Forest Products - 0.4%
Domtar Corp., 4.40%, 4/1/2022	Baa3	735,000	768,757

Total Materials			7,439,691

Real Estate - 2.5%
Equity Real Estate Investment Trusts (REITS) - 2.5%
American Tower Corp., 3.30%, 2/15/2021	Baa3	1,835,000	1,860,758
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2	650,000	703,796
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2	250,000	266,094
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	A2	400,000	406,096
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa	450,000	444,231
Welltower, Inc., 4.95%, 1/15/2021	Baa1	870,000	933,078

Total Real Estate			4,614,053

3

Investment Portfolio - March 31, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc., 5.20%, 3/15/2020	Baa1		$1,730,000	$1,868,947
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1		1,930,000	1,962,696

				3,831,643

Wireless Telecommunication Services - 0.3%
SBA Tower Trust[2], 3.598%, 4/15/2018	Baa3		465,000	465,108

Total Telecommunication Services				4,296,751

TOTAL CORPORATE BONDS (Identified Cost $75,937,925)				76,723,197

ASSET-BACKED SECURITIES - 5.0%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[2], 1.639%, 2/15/2021	WR	[5]	82,679	81,026
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		950,000	941,252
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	WR	[5]	203,527	202,127
Colony American Homes, Series 2015-1A, Class A2,3, 2.143%, 7/17/2032	Aaa		569,988	571,619
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	AAA	[6]	350,000	349,819
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	AAA	[6]	408,472	408,489
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[2], 1.74%, 2/22/2022	AAA	[6]	425,000	424,087
Home Partners of America Trust, Series 2016-1, Class A2,3, 2.563%, 3/17/2033	Aaa		340,248	342,812
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	AAA	[6]	1,000,000	998,027
Invitation Homes Trust, Series 2015-SFR3, Class A2,3, 2.243%, 8/17/2032	Aaa		588,427	592,456
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa		900,000	897,544
Navient Student Loan Trust, Series 2016-3A, Class A1[2,3], 1.582%, 6/25/2065	AAA	[6]	653,282	654,836
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	Aaa		390,000	390,402
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	Aaa		1,595,150	1,625,712
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	AAA		298,000	297,407
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	WR	[5]	209,247	209,382

4

Investment Portfolio - March 31, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	Aaa		$500,000	$487,357

TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,458,775)				9,474,354

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AAA	[6]	44,266	45,683
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	AAA	[6]	400,000	391,057
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A2, 3.178%, 2/10/2035	WR	[5]	400,000	400,785
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,3], 2.50%, 5/25/2043	AAA	[6]	300,817	282,486
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,3], 2.13%, 2/25/2043	AAA	[6]	231,837	213,888
FDIC Trust, Series 2011-R1, Class A2 , 2.672%, 7/25/2026	WR	[5]	55,922	56,414
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.37%, 4/25/2021	Aaa		7,480,099	309,627
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.691%, 10/25/2021	Aaa		1,168,285	67,241
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.609%, 6/25/2022	Aaa		9,433,373	596,870
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.324%, 4/25/2023	Aaa		14,058,276	157,001
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.228%, 5/25/2023	Aaa		8,272,631	54,696
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.686%, 10/25/2018	Aaa		1,574,962	31,399
FREMF Mortgage Trust, Series 2011-K15, Class B2,3, 4.949%, 8/25/2044	WR	[5]	170,000	184,663
FREMF Mortgage Trust, Series 2011-K701, Class B2,3, 4.287%, 7/25/2048	AA	[6]	160,000	161,810
FREMF Mortgage Trust, Series 2013-K712, Class B2,3, 3.48%, 5/25/2045	AA	[6]	360,000	367,220
FREMF Mortgage Trust, Series 2015-K42, Class B2,3, 3.853%, 12/25/2024	A3		380,000	380,600
FREMF Mortgage Trust, Series 2015-K43, Class B2,3, 3.863%, 2/25/2048	WR	[5]	400,000	397,402
FREMF Mortgage Trust, Series 2015-K720, Class B2,3, 3.505%, 7/25/2022	Baa2		340,000	338,838
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,3], 3.495%, 12/15/2034	AA	[6]	400,000	408,733
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,3], 3.495%, 12/15/2034	BBB	[6]	220,000	222,229
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA	[6]	200,000	210,144

5

Investment Portfolio - March 31, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,3], 3.00%, 3/25/2043	WR	[5]	$166,212	$160,619
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,3], 3.50%, 5/25/2043	AAA	[6]	188,796	190,404
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,3], 3.00%, 6/25/2029	AAA	[6]	240,070	241,346
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	Aaa		197,052	196,660
Motel 6 Trust, Series 2015-MTL6, Class B2, 3.298%, 2/5/2030	WR	[5]	350,000	351,153
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,3], 3.75%, 11/25/2054	AAA	[6]	213,416	215,322
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,3], 3.75%, 8/25/2055	Aaa		427,283	436,401
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,3], 3.75%, 11/25/2056	AAA	[6]	347,814	355,083
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA	[6]	100,000	106,533
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa		596,034	600,635
SCG Trust, Series 2013-SRP1, Class AJ2,3, 2.862%, 11/15/2026	AAA	[6]	450,000	446,895
Sequoia Mortgage Trust, Series 2012-3, Class A1[3], 3.50%, 7/25/2042	Aaa		572,712	570,430
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[6]	173,232	169,984
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa		241,152	236,953
Starwood Retail Property Trust, Series 2014-STAR, Class A2,3, 2.132%, 11/15/2027	AAA	[6]	410,000	407,675
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,3], 2.50%, 10/25/2056	Aaa		812,544	806,887
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa		800,000	816,036
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA	[6]	245,000	259,212
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa		275,000	291,116
WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,3], 4.869%, 2/15/2044	Aaa		810,000	876,644
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,3], 3.50%, 1/20/2045	WR	[5]	204,478	206,219
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,3], 3.50%, 3/20/2045	Aaa		209,092	212,866

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $13,157,934)				13,433,859

FOREIGN GOVERNMENT BONDS - 3.9%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2		2,500,000	2,506,215
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2		2,000,000	1,968,670

6

Investment Portfolio - March 31, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

FOREIGN GOVERNMENT BONDS (continued)
Province of Ontario (Canada), 2.00%, 9/27/2018	Aa2	$450,000	$452,317
Province of Ontario (Canada), 1.25%, 6/17/2019	Aa2	400,000	395,819
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1	2,000,000	1,971,320

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $7,321,799)			7,294,341

U.S. TREASURY SECURITIES - 23.3%

U.S. Treasury Bonds - 6.7%
U.S. Treasury Bond, 6.25%, 5/15/2030		2,625,000	3,720,630
U.S. Treasury Bond, 4.75%, 2/15/2037		2,700,000	3,525,293
U.S. Treasury Bond, 2.50%, 2/15/2045		4,000,000	3,594,220
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042		1,864,605	1,792,390

Total U.S. Treasury Bonds (Identified Cost $13,054,484)			12,632,533

U.S. Treasury Notes - 16.6%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020		1,925,342	1,954,051
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023		1,609,652	1,608,673
U.S. Treasury Note, 0.75%, 4/15/2018		7,647,000	7,619,517
U.S. Treasury Note, 1.375%, 4/30/2020		9,085,000	9,037,095
U.S. Treasury Note, 1.75%, 4/30/2022		7,348,000	7,272,801
U.S. Treasury Note, 1.625%, 5/15/2026		4,000,000	3,752,032

Total U.S. Treasury Notes (Identified Cost $31,563,422)			31,244,169

TOTAL U.S. TREASURY SECURITIES (Identified Cost $44,617,906)			43,876,702

U.S. GOVERNMENT AGENCIES - 18.4%
Mortgage-Backed Securities - 14.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		194,229	204,139
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		13,824	14,441
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		20,076	21,389
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		134,364	141,194
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		24,855	26,445
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		233,798	245,951
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		15,889	16,950
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		126,965	136,919
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		223,461	236,660
Fannie Mae, Pool #AS2547, 3.50%, 6/1/2034		429,060	446,092
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		210,551	223,210
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035		714,285	742,410
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035		565,450	565,940
Fannie Mae, Pool #828377, 5.50%, 6/1/2035		463,949	519,284

7

Investment Portfolio - March 31, 2017

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	$873,072	$905,950
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	456,047	510,081
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	54,766	60,930
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	66,352	73,884
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	195,685	221,035
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	70,513	78,572
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	383,206	403,469
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	163,400	171,810
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	763,370	821,926
Fannie Mae, Pool #AT4961, 3.50%, 5/1/2043	401,087	412,172
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	215,897	227,270
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	444,700	482,081
Fannie Mae, Pool #AL8604, 3.50%, 4/1/2045	382,344	391,325
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	826,176	870,429
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	103,829	108,943
Fannie Mae, Pool #BA3034, 4.00%, 12/1/2045	221,509	232,435
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	94,477	99,128
Fannie Mae, Pool #AZ5009, 4.00%, 1/1/2046	343,119	360,048
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	184,269	188,598
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	179,442	188,298
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	395,947	415,489
Fannie Mae, Pool #BD1191, 3.50%, 1/1/2047	548,408	561,293
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	445,440	479,719
Fannie Mae, Pool #AL8674, 5.655%, 1/1/2049	866,503	966,042
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	57,589	59,587
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	25,980	27,783
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	18,571	19,867
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	13,734	14,708
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	24,462	26,169
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	170,414	183,082
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	168,750	182,511
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	164,452	177,308
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	—	—
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	185,773	201,630
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	183,223	197,583
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	875,050	908,048
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	626,326	664,114
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	142,422	159,837
Freddie Mac, Pool #C91868, 3.50%, 4/1/2036	963,834	1,000,225
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	1,075,733	1,170,395
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	432,819	484,670
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	94,836	107,059
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	454,901	488,948

8

Investment Portfolio - March 31, 2017

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	$1,152,172	$1,239,170
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	1,121,341	1,222,501
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	475,444	511,158
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	241,024	247,592
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,106,498	1,165,257
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	947,136	994,233
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	267,575	280,880
Freddie Mac, Pool #Q38285, 4.00%, 1/1/2046	485,869	510,029
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	1,119,078	1,178,528
Freddie Mac, Pool #Q40264, 3.50%, 5/1/2046	749,535	767,086
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	748,873	804,660

Total Mortgage-Backed Securities (Identified Cost $28,008,606)		27,766,569

Other Agencies - 3.6%
Fannie Mae, 2.625%, 9/6/2024	6,711,000	6,813,517
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $35,020,081)		34,580,086

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management[7], 0.66%, (Identified Cost $2,860,405)	2,860,405	2,860,405

TOTAL INVESTMENTS - 100.0% (Identified Cost $188,374,825)		188,242,944
LIABILITIES, LESS OTHER ASSETS - 0.0%##		(4,486)

NET ASSETS - 100%		$188,238,458

IO - Interest only

##Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $27,538,621 or 14.6%, of the Series’ net assets as of March 31, 2017.

3The coupon rate is floating and is the effective rate as of March 31, 2017.

4The rate shown is a fixed rate as of March 31, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

5Credit rating has been withdrawn. As of March 31, 2017, there is no rating available (unaudited).

6Credit ratings from S&P (unaudited).

7Rate shown is the current yield as of March 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

9

Investment Portfolio - March 31, 2017

(unaudited)

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$188,480,370
Unrealized appreciation	1,673,845
Unrealized depreciation	(1,911,271)

Net unrealized depreciation	$(237,426)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$78,456,788	$—	$78,456,788	$—
Corporate debt:
Consumer Discretionary	6,252,694	—	6,252,694	—
Consumer Staples	5,540,435	—	5,540,435	—
Energy	11,235,959	—	11,235,959	—
Financials	25,428,149	—	25,428,149	—
Health Care	961,080	—	961,080	—
Industrials	5,702,945	—	5,702,945	—
Information Technology	5,251,440	—	5,251,440	—
Materials	7,439,691	—	7,439,691	—
Real Estate	4,614,053	—	4,614,053	—
Telecommunication Services	4,296,751	—	4,296,751	—
Asset-backed securities	9,474,354	—	9,474,354	—
Commercial mortgage-backed securities	13,433,859	—	13,433,859	—
Foreign government bonds	7,294,341	—	7,294,341	—
Mutual fund	2,860,405	2,860,405	—	—

Total assets	$188,242,944	$2,860,405	$185,382,539	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

10

Investment Portfolio - March 31, 2017

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 59.8%
Non-Convertible Corporate Bonds - 59.8%
Consumer Discretionary - 7.5%
Auto Components - 0.7%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	A3	6,000,000	$6,336,258

Automobiles - 1.0%
Ford Motor Credit Co. LLC[3], 1.964%, 11/4/2019	Baa2	9,000,000	9,046,836

Household Durables - 2.9%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	B1	1,845,000	1,900,350
CalAtlantic Group, Inc., 8.375%, 5/15/2018	Ba2	2,274,000	2,427,495
Lennar Corp., 12.25%, 6/1/2017	Ba1	7,737,000	7,853,055
Meritage Homes Corp., 4.50%, 3/1/2018	Ba2	500,000	508,750
Meritage Homes Corp., 7.00%, 4/1/2022	Ba2	835,000	935,200
NVR, Inc., 3.95%, 9/15/2022	Baa2	6,745,000	6,979,234
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	3,565,000	3,645,212
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	Caa1	1,010,000	979,700

			25,228,996

Internet & Direct Marketing Retail - 0.9%
The Priceline Group, Inc., 3.60%, 6/1/2026	Baa1	8,000,000	7,947,656

Media - 1.5%
Cablevision Systems Corp., 8.625%, 9/15/2017	B3	3,025,000	3,108,188
CSC Holdings LLC, 7.625%, 7/15/2018	B2	285,000	302,456
CSC Holdings, LLC[4], 10.875%, 10/15/2025	B2	1,740,000	2,092,350
DISH DBS Corp., 4.625%, 7/15/2017	Ba3	4,000,000	4,025,000
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	Ba3	1,050,000	1,074,675
UPCB Finance IV Ltd. (Netherlands)[4], 5.375%, 1/15/2025	Ba3	1,100,000	1,106,875
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	B1	1,765,000	1,835,600

			13,545,144

Multiline Retail - 0.5%
Dollar General Corp., 3.25%, 4/15/2023	Baa2	4,000,000	3,999,224

Total Consumer Discretionary			66,104,114

Consumer Staples - 2.0%
Beverages - 1.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A3	1,600,000	1,760,251
Constellation Brands, Inc., 7.25%, 5/15/2017	Baa3	2,000,000	2,011,112
DS Services of America, Inc. (Canada)[4], 10.00%, 9/1/2021	Ba2	3,170,000	3,399,825
PepsiCo, Inc., 3.10%, 7/17/2022	A1	4,000,000	4,109,372

			11,280,560

Food & Staples Retailing - 0.7%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	Ba3	2,650,000	2,616,875

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
The Kroger Co., 2.60%, 2/1/2021	Baa1	4,000,000	$3,998,104

			6,614,979

Total Consumer Staples			17,895,539

Energy - 7.6%
Energy - 0.2%
Noble Holding U.S. LLC - Noble Drilling Services 6 LLC - Noble Drilling Holding LLC, 7.50%, 3/15/2019	B1	2,146,000	2,226,475

Energy Equipment & Services - 0.5%
McDermott International, Inc.[4], 8.00%, 5/1/2021	B2	1,740,000	1,774,800
SemGroup Corp.[4], 6.375%, 3/15/2025	B2	1,405,000	1,380,412
Trinidad Drilling Ltd. (Canada)[4], 6.625%, 2/15/2025	Caa1	1,065,000	1,063,669

			4,218,881

Oil, Gas & Consumable Fuels - 6.9%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2	8,000,000	8,095,712
Cheniere Corpus Christi Holdings, LLC[4], 7.00%, 6/30/2024	Ba3	1,065,000	1,172,831
Chevron Corp., 1.718%, 6/24/2018	Aa2	4,500,000	4,514,450
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	Baa2	3,500,000	3,516,698
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2	1,750,000	1,833,459
ConocoPhillips Co.[3], 1.939%, 5/15/2022	Baa2	7,000,000	7,121,660
Enviva Partners LP - Enviva Partners Finance Corp.[4], 8.50%, 11/1/2021	B2	1,970,000	2,088,200
Hilcorp Energy I LP - Hilcorp Finance Co.[4] , 5.75%, 10/1/2025	Ba2	2,105,000	2,031,325
Kinder Morgan, Inc., 7.25%, 6/1/2018	Baa3	9,000,000	9,521,928
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	Baa3	6,500,000	7,133,822
NGL Energy Partners LP - NGL Energy Finance Corp.[4], 7.50%, 11/1/2023	B2	910,000	939,575
PBF Holding Co. LLC - PBF Finance Corp., 7.00%, 11/15/2023	B1	1,090,000	1,092,725
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	Baa3	3,330,000	3,431,565
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3	4,500,000	4,313,250
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	B1	1,435,000	1,442,175
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017	A3	2,000,000	2,000,108

			60,249,483

Total Energy			66,694,839

Financials - 22.8%
Banks - 12.5%
Bank of America Corp.[3], 1.891%, 9/15/2026	Baa3	7,811,000	7,093,208
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa	9,035,000	8,946,096
Barclays Bank plc (United Kingdom)[4], 6.05%, 12/4/2017	Baa3	8,250,000	8,465,564
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	Baa3	2,540,000	3,185,262

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Capital One N.A. - Mclean V.A.[3], 2.189%, 1/30/2023	Baa1		5,000,000	$5,023,385
CIT Group, Inc., 5.00%, 5/15/2017	Ba3		4,500,000	4,514,400
CIT Group, Inc., 4.25%, 8/15/2017	Ba3		4,500,000	4,539,375
Citigroup, Inc.[3], 1.602%, 8/25/2036	Baa3		6,330,000	5,111,475
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		3,200,000	3,275,904
JPMorgan Chase & Co.[3], 1.996%, 1/23/2020	A3		4,093,000	4,155,079
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		4,000,000	4,319,236
JPMorgan Chase & Co.[3], 2.535%, 3/1/2021	A3		8,780,000	9,052,663
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa2		7,516,000	7,633,798
National Australia Bank Ltd. (Australia)[4], 2.00%, 2/22/2019	Aaa		9,000,000	9,027,819
National Bank of Canada (Canada)[4], 1.40%, 4/20/2018	Aaa		9,000,000	8,983,404
Popular, Inc., 7.00%, 7/1/2019	B2		2,185,000	2,280,594
Royal Bank of Canada (Canada), 2.20%, 9/23/2019	Aaa		8,500,000	8,543,324
Royal Bank of Scotland Group plc (United Kingdom), 4.70%, 7/3/2018	Ba3		2,000,000	2,048,960
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3		3,750,000	3,732,555

				109,932,101

Capital Markets - 3.8%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		3,000,000	3,252,231
The Goldman Sachs Group, Inc.[3], 2.654%, 11/29/2023	A3		8,305,000	8,603,058
Morgan Stanley[3], 2.177%, 1/27/2020	A3		8,750,000	8,901,130
Morgan Stanley, 5.75%, 1/25/2021	A3		3,940,000	4,373,621
UBS AG (Switzerland)[3], 1.905%, 6/1/2020	A1		8,000,000	8,027,888

				33,157,928

Consumer Finance - 1.4%
Ally Financial, Inc., 3.25%, 11/5/2018	BB	[5]	2,500,000	2,517,200
American Express Credit Corp.[3], 1.782%, 5/26/2020	A2		7,500,000	7,565,707
Navient Corp., 4.625%, 9/25/2017	Ba3		250,000	251,875
Navient Corp., 6.125%, 3/25/2024	Ba3		2,105,000	2,005,012

				12,339,794

Diversified Financial Services - 1.4%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	Baa3		8,335,000	8,737,206
Horizon Pharma, Inc., 6.625%, 5/1/2023	B3		610,000	597,800
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 6.25%, 2/1/2022	Ba3		1,585,000	1,608,775
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	B1		575,000	580,750
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	B2		980,000	989,800

				12,514,331

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 2.5%
American International Group, Inc., 4.875%, 6/1/2022	Baa1		4,260,000	$4,611,062
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		10,700,000	11,514,473
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3		3,045,000	3,060,840
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	Baa2		2,460,000	2,673,405

				21,859,780

Thrifts & Mortgage Finance - 1.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3		9,005,000	9,005,000
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	Ba3		1,780,000	1,797,800

				10,802,800

Total Financials				200,606,734

Health Care - 1.5%
Biotechnology - 0.5%
AbbVie, Inc., 2.50%, 5/14/2020	Baa2		3,000,000	3,020,454
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	B3		1,480,000	1,402,300

				4,422,754

Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc.[4], 5.00%, 2/15/2025	B1		1,065,000	1,063,669

Health Care Providers & Services - 0.7%
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	Ba2		4,019,000	4,260,140
LifePoint Health, Inc.[4], 5.375%, 5/1/2024	Ba2		1,568,000	1,594,656

				5,854,796

Pharmaceuticals - 0.2%
Concordia International Corp. (Canada)[4], 7.00%, 4/15/2023	Caa3		1,885,000	367,575
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	B1		1,390,000	1,323,975

				1,691,550

Total Health Care				13,032,769

Industrials - 6.7%
Aerospace & Defense - 0.5%
Arconic, Inc., 6.75%, 7/15/2018	Ba2		2,500,000	2,635,000
Arconic, Inc., 5.87%, 2/23/2022	Ba2		1,280,000	1,381,504

				4,016,504

Air Freight & Logistics - 0.1%
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[7]	850,000	860,098

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Air Freight & Logistics (continued)
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[8,9], 10.00%, 4/1/2020	WR	[7]	639,735	$349,455

				1,209,553

Airlines - 0.8%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		1,335,000	1,380,056
American Airlines Group, Inc., 6.125%, 6/1/2018	B1		750,000	776,250
American Airlines Group, Inc.[4], 5.50%, 10/1/2019	B1		985,000	1,024,400
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1		3,715,000	3,774,180

				6,954,886

Building Products - 0.2%
Airxcel, Inc.[4], 8.50%, 2/15/2022	B2		1,585,000	1,632,550

Commercial Services & Supplies - 0.5%
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020	B3		310,000	331,700
Covanta Holding Corp., 5.875%, 7/1/2025	Ba3		1,640,000	1,643,075
The Hertz Corp., 4.25%, 4/1/2018	B2		2,000,000	1,990,000

				3,964,775

Construction & Engineering - 0.5%
Fluor Corp., 3.50%, 12/15/2024	A3		4,000,000	4,099,456

Industrial Conglomerates - 1.3%
General Electric Co.[3], 1.414%, 5/5/2026	A1		8,800,000	8,628,400
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.15%, 5/27/2020	A1		3,000,000	2,999,679

				11,628,079

Machinery - 0.6%
CNH Industrial Capital LLC, 3.625%, 4/15/2018	Ba1		1,850,000	1,870,812
Meritor, Inc., 6.25%, 2/15/2024	B2		1,615,000	1,655,375
Shape Technologies Group, Inc.[4], 7.625%, 2/1/2020	B2		915,000	937,875
Xerium Technologies, Inc., 9.50%, 8/15/2021	B2		745,000	757,106

				5,221,168

Trading Companies & Distributors - 2.2%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 2.75%, 5/15/2017	Baa3		2,250,000	2,252,948
Air Lease Corp., 5.625%, 4/1/2017	BBB	[5]	5,595,000	5,595,001
Aircastle Ltd., 6.75%, 4/15/2017	Ba1		8,500,000	8,510,200
Aircastle Ltd., 5.50%, 2/15/2022	Ba1		850,000	911,625
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		1,795,000	1,844,362
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3		590,000	635,720

				19,749,856

Total Industrials				58,476,827

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology - 0.7%
Internet Software & Services - 0.3%
Nuance Communications, Inc.[4], 5.625%, 12/15/2026	Ba3	1,575,000	$1,610,438
VeriSign, Inc., 5.25%, 4/1/2025	Ba1	1,010,000	1,046,612

			2,657,050

IT Services - 0.1%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	1,000,000	1,011,483

Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM, Inc., 3.00%, 5/20/2022	A1	2,400,000	2,428,759

Total Information Technology			6,097,292

Materials - 3.1%
Chemicals - 0.8%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	4,760,000	5,395,979
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[4], 8.375%, 12/1/2022	B3	1,110,000	1,143,300

			6,539,279

Metals & Mining - 1.7%
Anglo American Capital plc (United Kingdom)[4], 9.375%, 4/8/2019	Ba1	8,000,000	8,979,200
Anglo American Capital plc (United Kingdom)[4], 3.625%, 5/14/2020	Ba1	1,155,000	1,163,662
Ferroglobe plc - Globe Specialty Metals, Inc.[4], 9.375%, 3/1/2022	B3	1,545,000	1,614,525
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	Ba1	885,000	921,506
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	B3	1,390,000	1,403,900
Techniplas LLC[4], 10.00%, 5/1/2020	Caa2	1,065,000	1,019,738

			15,102,531

Paper & Forest Products - 0.6%
Domtar Corp., 4.40%, 4/1/2022	Baa3	3,565,000	3,728,733
Tembec Industries, Inc. (Canada)[4], 9.00%, 12/15/2019	B2	1,735,000	1,778,375

			5,507,108

Total Materials			27,148,918

Real Estate - 3.1%
Equity Real Estate Investment Trusts (REITS) - 3.0%
American Tower Corp., 2.80%, 6/1/2020	Baa3	4,000,000	4,028,808
American Tower Trust I, Series 13, Class 1A4, 1.551%, 3/15/2043	Aaa	1,625,000	1,621,075
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	A2	12,070,000	13,068,953
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	A2	610,000	649,269
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	B2	1,030,000	1,111,112
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	Ba1	870,000	856,950
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021	B2	1,400,000	1,386,000
Starwood Property Trust, Inc.[4], 5.00%, 12/15/2021	Ba3	100,000	103,750

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Welltower, Inc., 4.95%, 1/15/2021	Baa1		3,450,000	$3,700,139

				26,526,056

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[10], 8.50%, 6/1/2022	Caa1		735,000	757,050

Total Real Estate				27,283,106

Telecommunication Services - 4.4%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.[3], 2.082%, 6/30/2020	Baa1		8,000,000	8,093,479
AT&T, Inc., 4.45%, 4/1/2024	Baa1		3,620,000	3,793,811
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3		1,000,000	1,057,190
Frontier Communications Corp., 11.00%, 9/15/2025	B1		1,590,000	1,546,275
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	Ba2		2,395,000	2,371,050
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B1		1,550,000	1,590,688
Qwest Corp., 6.50%, 6/1/2017	Ba1		8,500,000	8,542,568
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1		4,400,000	4,474,540

				31,469,601

Wireless Telecommunication Services - 0.8%
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	B1		1,780,000	1,852,980
Hughes Satellite Systems Corp.[4], 5.25%, 8/1/2026	Ba2		2,135,000	2,129,662
SBA Tower Trust[4], 2.933%, 12/11/2017	A2		1,660,000	1,660,819
SBA Tower Trust[4], 3.598%, 4/15/2018	Baa3		1,640,000	1,640,383

				7,283,844

Total Telecommunication Services				38,753,445

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	B2		2,140,000	2,246,999
NRG Yield Operating LLC[4], 5.00%, 9/15/2026	Ba2		1,055,000	1,025,988

Total Utilities				3,272,987

TOTAL CORPORATE BONDS (Identified Cost $520,382,172)				525,366,570

ASSET-BACKED SECURITIES - 13.5%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	WR	[7]	413,397	405,129
BMW Vehicle Owner Trust, Series 2016-A, Class A2A, 0.99%, 5/28/2019	Aaa		2,844,920	2,841,150
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		4,400,000	4,359,483

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.48%, 7/15/2020	AAA	[5]	5,000,000	$5,004,757
CarMax Auto Owner Trust, Series 2016-3, Class A2, 1.17%, 8/15/2019	AAA	[5]	4,379,356	4,376,252
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	Aaa		4,300,000	4,292,420
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/2020	Aaa		5,000,000	5,000,498
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR	[7]	594,298	590,212
Chase Issuance Trust, Series 2016-A7, Class A7, 1.06%, 9/16/2019	AAA	[5]	5,000,000	4,995,904
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2[4], 1.47%, 4/15/2019	Aaa		1,614,251	1,615,142
Colony American Homes, Series 2015-1A, Class A3,4, 2.143%, 7/17/2032	Aaa		1,833,874	1,839,123
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	AAA	[5]	1,700,000	1,699,122
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	AAA	[5]	1,521,208	1,521,268
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	AAA	[5]	1,830,000	1,826,068
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[4], 2.13%, 7/20/2022	AAA	[5]	2,500,000	2,502,396
Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.28%, 9/15/2019	Aaa		3,164,375	3,162,771
GM Financial Automobile Leasing Trust, Series 2016-1, Class A3, 1.64%, 7/20/2019	Aaa		5,000,000	5,003,359
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	AAA	[5]	4,600,000	4,590,925
Honda Auto Receivables Owner Trust, Series 2014-3, Class A4, 1.31%, 10/15/2020	AAA	[5]	5,000,000	4,996,240
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3[4], 1.66%, 7/15/2019	AAA	[5]	5,000,000	5,007,708
Illinois Student Assistance Commission, Series 2010-1, Class A2[3], 2.088%, 4/25/2022	AAA	[5]	936,928	941,238
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, 2.243%, 8/17/2032	Aaa		1,789,800	1,802,055
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa		4,400,000	4,387,993
Navient Student Loan Trust, Series 2016-2, Class A1[3,4], 1.732%, 6/25/2065	Aaa		1,133,662	1,137,357
Navient Student Loan Trust, Series 2016-3A, Class A1[3,4], 1.582%, 6/25/2065	AAA	[5]	3,154,875	3,162,379
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	Aaa		1,900,000	1,901,956
Nissan Auto Lease Trust, Series 2016-A, Class A2A, 1.22%, 8/15/2018	Aaa		2,470,665	2,468,601
SLC Student Loan Trust, Series 2004-1, Class A6[3], 1.199%, 5/15/2023	Aaa		5,000,000	4,993,128
SLM Student Loan Trust, Series 2004-10, Class A6A3,4, 1.588%, 4/27/2026	Aaa		4,556,405	4,567,772

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6, Class A3[3], 1.788%, 1/25/2019	A2		1,292,605	$1,293,583
SLM Student Loan Trust, Series 2008-7, Class A3[3], 1.688%, 4/25/2019	A2		1,333,078	1,332,102
SLM Student Loan Trust, Series 2012-5, Class A2[3], 1.282%, 6/25/2019	Aaa		1,665,026	1,665,719
SLM Student Loan Trust, Series 2012-7, Class A2[3], 1.262%, 9/25/2019	Aaa		1,351,979	1,350,550
SLM Student Loan Trust, Series 2013-1, Class A2[3], 1.232%, 9/25/2019	Aaa		685,453	685,281
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	AAA		1,534,000	1,530,947
South Carolina Student Loan Corp., Series 2005, Class A3[3], 1.194%, 12/1/2023	Aaa		1,329,506	1,326,009
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	WR	[7]	869,179	869,739
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A2A, 1.02%, 10/15/2018	Aaa		2,433,468	2,432,019
Toyota Auto Receivables Owner Trust, Series 2016-C, Class A2A, 1.00%, 1/15/2019	Aaa		1,155,000	1,153,763
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2A, 1.06%, 5/15/2019	AAA		5,000,000	4,991,352
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	Aaa		2,400,000	2,339,313
Wheels SPV 2 LLC, Series 2016-1A, Class A1[4], 0.85%, 8/20/2017	AAA	[5]	1,112,647	1,112,426
Wheels SPV 2 LLC, Series 2016-1A, Class A2[4], 1.59%, 5/20/2025	AAA	[5]	500,000	500,021
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A4, 1.37%, 1/15/2020	Aaa		1,532,842	1,532,846
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A, 1.20%, 2/15/2019	Aaa		2,914,169	2,908,404

TOTAL ASSET-BACKED SECURITIES (Identified Cost $118,146,062)				118,016,480

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%
Americold LLC Trust, Series 2010-ARTA, Class A1[4] , 3.847%, 1/14/2029	AAA	[5]	192,557	198,720
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	AAA	[5]	807,610	745,083
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	Aaa		296,539	296,203
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR	[7]	280,639	283,107
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[3], 1.542%, 11/25/2019	Aaa		7,077,975	224,696
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.566%, 8/25/2020	Aaa		10,281,827	352,274
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.37%, 4/25/2021	Aaa		7,567,551	313,247
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.691%, 10/25/2021	Aaa		4,924,470	283,429
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.511%, 12/25/2021	Aaa		35,235,827	1,848,782

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.609%, 6/25/2022	Aaa		17,622,151	$1,114,992
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.324%, 4/25/2023	Aaa		59,257,431	661,781
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.228%, 5/25/2023	Aaa		34,870,197	230,551
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.686%, 10/25/2018	Aaa		7,734,513	154,196
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	Aaa		1,443,745	1,445,947
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.287%, 7/25/2048	AA	[5]	950,000	960,749
FREMF Mortgage Trust, Series 2011-K702, Class B3,4, 4.931%, 4/25/2044	A1		230,000	235,116
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR	[7]	92,079,789	432,333
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.48%, 5/25/2045	AA	[5]	1,300,000	1,326,072
FREMF Mortgage Trust, Series 2014-K716, Class B3,4, 3.952%, 8/25/2047	A2		2,550,000	2,627,834
FREMF Mortgage Trust, Series 2015-K42, Class B3,4, 3.853%, 12/25/2024	A3		1,900,000	1,902,998
FREMF Mortgage Trust, Series 2015-K43, Class B3,4, 3.863%, 2/25/2048	WR	[7]	1,500,000	1,490,257
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,4], 3.495%, 12/15/2034	AA	[5]	2,000,000	2,043,666
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,4], 3.495%, 12/15/2034	BBB	[5]	1,150,000	1,161,651
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA	[5]	750,000	788,039
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3[4], 4.106%, 7/15/2046	AAA	[5]	3,568,486	3,648,982
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	WR	[7]	579,002	559,517
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	AAA	[5]	694,876	700,793
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	AAA	[5]	1,080,316	1,086,056
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	Aaa		850,906	849,214
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	WR	[7]	1,900,000	1,906,258
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,4], 3.75%, 11/25/2054	AAA	[5]	1,061,165	1,070,640
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,4], 3.75%, 8/25/2055	Aaa		1,566,703	1,600,137

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA	[5]		420,000	$447,439
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.862%, 11/15/2026	AAA	[5]		2,000,000	1,986,201
Sequoia Mortgage Trust, Series 2013-2, Class A3, 1.874%, 2/25/2043	AAA	[5]		785,081	748,465
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[5]		637,246	625,298
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa			891,948	876,420
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, 2.132%, 11/15/2027	AAA	[5]		2,005,000	1,993,631
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,4], 2.50%, 10/25/2056	Aaa			2,294,242	2,278,269
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AAA	[5]		1,195,000	1,264,318
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa			1,350,000	1,429,118
WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,4], 4.869%, 2/15/2044	Aaa			1,550,000	1,677,529
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,4], 3.50%, 1/20/2045	WR	[7]		1,022,390	1,031,097
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,4], 3.50%, 3/20/2045	Aaa			1,045,461	1,064,329

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $46,815,502)					47,965,434

FOREIGN GOVERNMENT BONDS - 5.0%
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Ba2			1,300,000	1,508,000
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			2,600,000	2,561,000
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP	1,800,000,000	2,873,999
Japan Government Two Year Bond (Japan), 0.10%, 10/15/2018	A1		JPY	1,750,000,000	15,801,087
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2			500,000	492,168
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[7]	KRW	5,000,000,000	4,488,344
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	64,000,000	3,410,017
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	35,000,000	1,930,396
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	126,000,000	6,605,523
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			4,500,000	4,435,470

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $50,784,800)					44,106,004

U.S. TREASURY SECURITIES - 6.0%

U.S. Treasury Bonds - 2.9%
U.S. Treasury Bond, 6.25%, 5/15/2030				6,100,000	8,646,036
U.S. Treasury Bond, 4.75%, 2/15/2037				6,300,000	8,225,683

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 2.50%, 2/15/2045	9,300,000	$8,356,562

Total U.S. Treasury Bonds (Identified Cost $26,303,505)		25,228,281

U.S. Treasury Notes - 3.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018	8,656,285	8,729,093
U.S. Treasury Inflation Indexed Note, 0.625%, 7/15/2021	18,262,778	18,942,792

Total U.S. Treasury Notes (Identified Cost $27,725,399)		27,671,885

TOTAL U.S. TREASURY SECURITIES (Identified Cost $54,028,904)		52,900,166

U.S. GOVERNMENT AGENCIES - 7.6%

Mortgage-Backed Securities - 7.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	471,089	495,126
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	36,179	37,792
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	48,794	51,984
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	326,674	343,278
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	60,195	64,046
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	567,219	596,702
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	38,592	41,169
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029	119,773	129,415
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	491,724	530,276
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	966,317	1,023,392
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	210,457	234,780
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	212,102	235,975
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	256,974	286,144
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	689,177	778,458
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	273,091	304,301
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039	1,158,225	1,219,171
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041	2,623,571	2,824,647
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044	1,384,954	1,485,996
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044	1,469,928	1,581,061
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046	3,519,141	3,692,842
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046	4,857,219	5,096,961
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,237,334	1,332,554
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	139,997	144,854
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	63,046	67,422
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	45,110	48,257
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	33,389	35,758
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	59,295	63,433
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	25,974	27,649

Investment Portfolio - March 31, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	286,970	$307,969
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	776,329	834,039
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	746,920	807,827
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	223,185	240,632
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	3,689,291	3,828,323
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,116,700	1,183,930
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	1,571,707	1,669,258
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	720,954	809,114
Freddie Mac, Pool #C91872, 3.50%, 4/1/2036	4,236,058	4,395,998
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	311,179	345,275
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	351,907	390,478
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	182,353	205,855
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	4,106,049	4,421,080
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	4,061,630	4,365,019
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	4,394,237	4,726,398
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	6,299,976	6,613,246
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	6,408,215	6,558,273
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	2,168,241	2,329,765

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $67,597,158)		66,805,922

SHORT-TERM INVESTMENT - 1.2%
Dreyfus Government Cash Management[11], 0.66%, (Identified Cost $10,255,166)	10,255,166	10,255,166

TOTAL INVESTMENTS - 98.6% (Identified Cost $868,009,764)		865,415,742
OTHER ASSETS, LESS LIABILITIES - 1.4%		12,595,802

NET ASSETS - 100%		$878,011,544

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT MARCH 31, 2017[12]:
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION
10/17/2017	JPY 1,763,519,588	$17,398,575	$15,983,264	$1,415,311

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2017:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED DEPRECIATION
107	Fed Fund 30 Day	CBOT	April 2017	44,190,077	$(62,659)

Total					(62,659)

Investment Portfolio - March 31, 2017

(unaudited)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2017:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED DEPRECIATION
116	Euro-BOBL	Eurex	June 2017	1,528,880,000	$(66,968)
6	U.S. Treasury Notes (5 Year)	CBOT	June 2017	70,635,938	(803)

Total					(67,771)

CBOT - Chicago Board of Trade

CLP - Chilean Peso

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3The coupon rate is floating and is the effective rate as of March 31, 2017.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $208,931,516 or 23.8%, of the Series’ net assets as of March 31, 2017.

5Credit ratings from S&P (unaudited).

6The rate shown is a fixed rate as of March 31, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

7Credit rating has been withdrawn. As of March 31, 2017, there is no rating available (unaudited).

8Represents a Payment-In-Kind bond.

9Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on March 16, 2017 at a cost of $361,322 ($56.48 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $349,455, or 0.2%, of the Series’ net assets as of March 31, 2017.

10Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired between May 7, 2014 and December 16, 2014 at a cost of $748,085 ($101.78 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $757,050, or 0.1%, of the Series’ net assets as of March 31, 2017.

11Rate shown is the current yield as of March 31, 2017.

12The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$868,055,864
Unrealized appreciation	9,965,156
Unrealized depreciation	(12,605,278)

Net unrealized depreciation	$(2,640,122)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate

Investment Portfolio - March 31, 2017

(unaudited)

that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$119,706,088	$—	$119,706,088	$—
Corporate debt:
Consumer Discretionary	66,104,114	—	66,104,114	—
Consumer Staples	17,895,539	—	17,895,539	—
Energy	66,694,839	—	66,694,839	—
Financials	200,606,734	—	200,606,734	—
Health Care	13,032,769	—	13,032,769	—
Industrials	58,476,827	—	58,476,827	—
Information Technology	6,097,292	—	6,097,292	—
Materials	27,148,918	—	27,148,918	—
Real Estate	27,283,106	—	27,283,106	—
Telecommunication Services	38,753,445	—	38,753,445	—
Utilities	3,272,987	—	3,272,987	—
Asset-backed securities	118,016,480	—	118,016,480	—
Commercial mortgage-backed securities	47,965,434	—	47,965,434	—
Foreign government bonds	44,106,004	—	44,106,004	—
Mutual fund	10,255,166	10,255,166	—	—

Other financial instruments*:
Forward foreign currency exchange contracts	1,415,311	—	1,415,311	—

Total assets	866,831,053	10,255,166	856,575,887	—

Liabilities:
Other financial instruments*:
Interest rate contracts	(130,430)	(130,430)	—	—

Total liabilities	(130,430)	(130,430)	—	—

Total	$866,700,623	$10,124,736	$856,575,887	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

*Other financial instruments are futures (Level 1) and forwards (Level 2). Futures and forwards are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2017

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 93.4%
Non-Convertible Corporate Bonds - 93.4%
Consumer Discretionary - 12.9%
Household Durables - 6.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2], 6.125%, 7/1/2022	B1	$2,235,000	$2,302,050
CalAtlantic Group, Inc., 5.875%, 11/15/2024	Ba2	500,000	525,000
Meritage Homes Corp., 7.00%, 4/1/2022	Ba2	1,160,000	1,299,200
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	1,675,000	1,712,688
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	Caa1	1,545,000	1,498,650

			7,337,588

Media - 6.7%
CSC Holdings, LLC[2], 10.875%, 10/15/2025	B2	1,810,000	2,176,525
Sirius XM Radio, Inc.[2], 5.375%, 4/15/2025	Ba3	1,855,000	1,898,592
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	Ba3	1,145,000	1,152,156
VIDEOTRON Ltd. - LTEE (Canada), 5.125%	Ba2	100,000	100,000
VTR Finance B.V. (Chile)[2], 6.875%, 1/15/2024	B1	2,465,000	2,563,600

			7,890,873

Total Consumer Discretionary			15,228,461

Consumer Staples - 2.0%
Food & Staples Retailing - 2.0%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	Ba3	2,365,000	2,335,437

Energy - 13.3%
Energy Equipment & Services - 4.2%
McDermott International, Inc.[2], 8.00%, 5/1/2021	B2	2,240,000	2,284,800
SemGroup Corp.[2], 6.375%, 3/15/2025	B2	1,560,000	1,532,700
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	Caa1	1,130,000	1,128,588

			4,946,088

Oil, Gas & Consumable Fuels - 9.1%
Cheniere Corpus Christi Holdings, LLC[2], 7.00%, 6/30/2024	Ba3	1,730,000	1,905,162
Enviva Partners LP - Enviva Partners Finance Corp.[2], 8.50%, 11/1/2021	B2	2,135,000	2,263,100
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	Ba2	2,265,000	2,185,725
NGL Energy Partners LP - NGL Energy Finance Corp.[2], 7.50%, 11/1/2023	B2	1,190,000	1,228,675
PBF Holding Co. LLC - PBF Finance Corp., 7.00%, 11/15/2023	B1	1,260,000	1,263,150
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	B1	1,815,000	1,824,075

			10,669,887

Total Energy			15,615,975

Financials - 11.3%
Banks - 2.5%
Popular, Inc., 7.00%, 7/1/2019	B2	2,805,000	2,927,719

1

Investment Portfolio - March 31, 2017

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 1.8%
Navient Corp., 6.125%, 3/25/2024	Ba3		$2,250,000	$2,143,125

Diversified Financial Services - 4.7%
Horizon Pharma, Inc., 6.625%, 5/1/2023	B3		1,255,000	1,229,900
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[2], 6.25%, 2/1/2022	Ba3		1,660,000	1,684,900
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	B1		1,470,000	1,484,700
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	B2		1,100,000	1,111,000

				5,510,500

Thrifts & Mortgage Finance - 2.3%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	Ba3		2,655,000	2,681,550

Total Financials				13,262,894

Health Care - 6.0%
Biotechnology - 1.6%
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	B3		1,940,000	1,838,150

Health Care Equipment & Supplies - 0.9%
Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025	B1		1,120,000	1,118,600

Health Care Providers & Services - 1.5%
LifePoint Health, Inc.[2], 5.375%, 5/1/2024	Ba2		1,760,000	1,789,920

Pharmaceuticals - 2.0%
Concordia International Corp. (Canada)[2], 7.00%, 4/15/2023	Caa3		2,610,000	508,950
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023	B1		1,940,000	1,847,850

				2,356,800

Total Health Care				7,103,470

Industrials - 15.9%
Aerospace & Defense - 1.6%
Arconic, Inc., 5.87%, 2/23/2022	Ba2		1,785,000	1,926,550

Air Freight & Logistics - 1.3%
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[3]	920,000	930,931
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,5], 10.00%, 4/1/2020	WR	[3]	1,038,258	567,148

				1,498,079

Airlines - 2.3%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		1,570,000	1,622,987
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	B1		1,085,000	1,128,400

				2,751,387

2

Investment Portfolio - March 31, 2017

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 1.5%
Airxcel, Inc.[2], 8.50%, 2/15/2022	B2	$1,655,000	$1,704,650

Commercial Services & Supplies - 1.5%
Covanta Holding Corp., 5.875%, 7/1/2025	Ba3	1,775,000	1,778,328

Machinery - 3.7%
Meritor, Inc., 6.25%, 2/15/2024	B2	1,645,000	1,686,125
Shape Technologies Group, Inc.[2], 7.625%, 2/1/2020	B2	1,275,000	1,306,875
Xerium Technologies, Inc., 9.50%, 8/15/2021	B2	1,320,000	1,341,450

			4,334,450

Trading Companies & Distributors - 4.0%
Aircastle Ltd., 5.50%, 2/15/2022	Ba1	1,185,000	1,270,912
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2	2,165,000	2,224,538
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	1,170,000	1,260,664

			4,756,114

Total Industrials			18,749,558

Information Technology - 2.4%
Internet Software & Services - 2.4%
Nuance Communications, Inc.[2], 5.625%, 12/15/2026	Ba3	1,675,000	1,712,688
VeriSign, Inc., 5.25%, 4/1/2025	Ba1	1,085,000	1,124,331

Total Information Technology			2,837,019

Materials - 8.8%
Chemicals - 1.2%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	B3	1,375,000	1,416,250

Metals & Mining - 6.4%
Anglo American Capital plc (United Kingdom)[2], 3.625%, 5/14/2020	Ba1	1,165,000	1,173,737
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	B3	1,680,000	1,755,600
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	Ba1	1,085,000	1,129,756
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.375%, 2/1/2020	B3	1,940,000	1,959,400
Techniplas LLC[2], 10.00%, 5/1/2020	Caa2	1,625,000	1,555,938

			7,574,431

Paper & Forest Products - 1.2%
Tembec Industries, Inc. (Canada)[2], 9.00%, 12/15/2019	B2	1,325,000	1,358,125

Total Materials			10,348,806

Real Estate - 6.0%
Equity Real Estate Investment Trusts (REITS) - 4.4%
Greystar Real Estate Partners LLC[2], 8.25%, 12/1/2022	B2	1,806,000	1,948,223
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	Ba1	1,215,000	1,196,775

3

Investment Portfolio - March 31, 2017

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[2], 8.25%, 11/7/2021	B2	$940,000	$930,600
Starwood Property Trust, Inc.[2], 5.00%, 12/15/2021	Ba3	1,000,000	1,037,500

			5,113,098

Real Estate Management & Development - 1.6%
Forestar USA Real Estate Group, Inc.[6], 8.50%, 6/1/2022	Caa1	1,850,000	1,905,500

Total Real Estate			7,018,598

Telecommunication Services - 11.3%
Diversified Telecommunication Services - 7.5%
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	1,050,000	1,110,049
Frontier Communications Corp., 11.00%, 9/15/2025	B1	1,755,000	1,706,737
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	Ba2	3,345,000	3,311,550
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B1	2,615,000	2,683,644

			8,811,980

Wireless Telecommunication Services - 3.8%
Altice Financing S.A. (Luxembourg)[2], 6.625%, 2/15/2023	B1	2,205,000	2,295,405
Hughes Satellite Systems Corp.[2], 5.25%, 8/1/2026	Ba2	2,245,000	2,239,388

			4,534,793

Total Telecommunication Services			13,346,773

Utilities - 3.5%
Independent Power and Renewable Electricity Producers - 3.5%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	B2	2,820,000	2,961,000
NRG Yield Operating LLC[2], 5.00%, 9/15/2026	Ba2	1,165,000	1,132,963

Total Utilities			4,093,963

Total Non-Convertible Corporate Bonds (Identified Cost $108,678,380)			109,940,954

SHORT-TERM INVESTMENT - 4.2%

Dreyfus Government Cash Management[7], 0.66%, (Identified Cost $4,970,035)		4,970,035	4,970,035

TOTAL INVESTMENTS - 97.6% (Identified Cost $113,648,415)			114,910,989
OTHER ASSETS, LESS LIABILITIES - 2.4%			2,867,870

NET ASSETS - 100%			$117,778,859

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $71,775,097 or 60.9% of the Series’ net assets as of March 31, 2017.

4

Investment Portfolio - March 31, 2017

(unaudited)

3Credit rating has been withdrawn. As of March 31, 2017, there is no rating available (unaudited).

4Represents a Payment-In-Kind bond.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on March 16, 2017 at a cost of $586,407 ($56.48 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $567,148, or 0.5%, of the Series’ net assets as of March 31, 2017.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on May 7, 2014 at a cost of $1,926,063 ($104.11 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,905,500, or 1.6%, of the Series’ net assets as of March 31, 2017.

7Rate shown is the current yield as of March 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$113,862,048
Unrealized appreciation	3,154,617
Unrealized depreciation	(2,105,676)

Net unrealized appreciation	$1,048,941

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Consumer Discretionary	$15,228,461	$—	$15,228,461	$—
Consumer Staples	2,335,437	—	2,335,437	—
Energy	15,615,975	—	15,615,975	—
Financials	13,262,894	—	13,262,894	—
Health Care	7,103,470	—	7,103,470	—
Industrials	18,749,558	—	18,749,558	—
Information Technology	2,837,019	—	2,837,019	—
Materials	10,348,806	—	10,348,806	—
Real Estate	7,018,598	—	7,018,598	—
Telecommunication Services	13,346,773	—	13,346,773	—
Utilities	4,093,963	—	4,093,963	—
Mutual fund	$4,970,035	$4,970,035	$—	$—

Total assets	$114,910,989	$4,970,035	$109,940,954	$—

5

Investment Portfolio - March 31, 2017

(unaudited)

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2017

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 99.0%
Consumer Discretionary - 14.4%
Diversified Consumer Services - 4.2%
Fu Shou Yuan International Group Ltd. (China)[1]	4,414,000	$2,697,826
Kroton Educacional S.A. (Brazil)	456,780	1,936,201

		4,634,027

Internet & Direct Marketing Retail - 1.0%
MakeMyTrip Ltd. (India)*	30,595	1,058,587

Media - 5.5%
Dish TV India Ltd. (India)*[1]	2,554,620	4,227,825
Global Mediacom Tbk PT (Indonesia)[1]	19,040,380	743,208
Surya Citra Media Tbk PT (Indonesia)[1]	5,377,700	1,089,916

		6,060,949

Specialty Retail - 1.8%
Mr. Price Group Ltd. (South Africa)[1]	160,980	1,916,178

Textiles, Apparel & Luxury Goods - 1.9%
ANTA Sports Products Ltd. (China)[1]	745,000	2,061,186

Total Consumer Discretionary		15,730,927

Consumer Staples - 22.1%
Beverages - 5.7%
Ambev S.A. - ADR (Brazil)	476,690	2,745,733
Cia Cervecerias Unidas S.A. - ADR (Chile)	73,125	1,847,869
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	17,710	1,567,689

		6,161,291

Food Products - 11.0%
Adecoagro S.A. (Argentina)*	258,040	2,957,138
Gruma S.A.B de C.V. - Class B (Mexico)	127,280	1,798,566
Sao Martinho S.A. (Brazil)	551,160	3,036,961
Tiger Brands Ltd. (South Africa)[1]	84,740	2,528,214
Universal Robina Corp. (Philippines)[1]	518,820	1,690,542

		12,011,421

Tobacco - 5.4%
Gudang Garam Tbk PT (Indonesia)[1]	733,140	3,605,404
KT&G Corp. (South Korea)[1]	26,580	2,317,401

		5,922,805

Total Consumer Staples		24,095,517

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Cosan S.A. Industria e Comercio (Brazil)	169,390	2,096,679

1

Investment Portfolio - March 31, 2017

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials - 6.5%
Banks - 3.2%
ICICI Bank Ltd. - ADR (India)	321,530	$2,765,158
IDFC Bank Ltd. (India)[1]	880,050	803,859

		3,569,017

Capital Markets - 1.5%
JSE Ltd. (South Africa)[1]	172,470	1,656,535

Consumer Finance - 1.1%
Gentera S.A.B. de C.V. (Mexico)	707,560	1,168,543

Diversified Financial Services - 0.7%
IDFC Ltd. (India)*[1]	880,050	738,635

Total Financials		7,132,730

Health Care - 18.8%
Biotechnology - 1.4%
China Biologic Products, Inc. (China)*	15,240	1,525,981

Health Care Equipment & Supplies - 4.6%
Ginko International Co. Ltd. (Taiwan)[1]	338,540	3,101,445
St. Shine Optical Co. Ltd. (Taiwan)[1]	91,880	1,864,573

		4,966,018

Health Care Providers & Services - 9.8%
Apollo Hospitals Enterprise Ltd. (India)[1]	105,674	1,896,241
Fortis Healthcare Ltd. (India)*[1]	959,730	2,670,833
KPJ Healthcare Berhad (Malaysia)[1]	2,657,640	2,432,141
Siloam International Hospitals Tbk PT (Indonesia)*[1]	3,564,600	3,744,982

		10,744,197

Pharmaceuticals - 3.0%
Glenmark Pharmaceuticals Ltd. (India)[1]	131,640	1,727,454
Sun Pharmaceutical Industries Ltd. (India)[1]	141,770	1,502,477

		3,229,931

Total Health Care		20,466,127

Industrials - 8.4%
Aerospace & Defense - 4.9%
Korea Aerospace Industries Ltd. (South Korea)[1]	65,326	3,364,730
LIG Nex1 Co. Ltd. (South Korea)[1]	29,200	2,049,887

		5,414,617

Commercial Services & Supplies - 1.6%
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)[1]	30,610	1,708,552

Electrical Equipment - 1.9%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	2,086,335

Total Industrials		9,209,504

2

Investment Portfolio - March 31, 2017

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology - 17.9%
Internet Software & Services - 7.2%
Alibaba Group Holding Ltd. - ADR (China)*	23,780	$2,564,198
MiX Telematics Ltd. - ADR (South Africa)	254,040	1,600,452
NetEase, Inc. - ADR (China)	3,885	1,103,340
Tencent Holdings Ltd. - Class H (China)[1]	89,300	2,572,690

		7,840,680

Semiconductors & Semiconductor Equipment - 6.0%
MediaTek, Inc. (Taiwan)[1]	396,000	2,805,962
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	115,130	3,780,869

		6,586,831

Technology Hardware, Storage & Peripherals - 4.7%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,805	5,162,365

Total Information Technology		19,589,876

Materials - 3.4%
Metals & Mining - 2.3%
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	811,240	2,433,861

Paper & Forest Products - 1.1%
Duratex S.A. (Brazil)	414,700	1,221,342

Total Materials		3,655,203

Telecommunication Services - 5.6%
Wireless Telecommunication Services - 5.6%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	308,320	4,368,894
China Mobile Ltd. - Class H (China)[1]	160,430	1,764,330

Total Telecommunication Services		6,133,224

TOTAL COMMON STOCKS (Identified Cost $104,349,245)		108,109,787

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management[2], 0.66%, (Identified Cost $1,765,820)	1,765,820	1,765,820

TOTAL INVESTMENTS - 100.6% (Identified Cost $106,115,065)		109,875,607
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(612,465)

NET ASSETS - 100%		$109,263,142

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

India 15.9%; South Korea 13.4%; China 13.1%; Taiwan 12.5%; Mexico 10.4%; Brazil 10.1%.

3

Investment Portfolio - March 31, 2017

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$106,115,065
Unrealized appreciation	13,733,157
Unrealized depreciation	(9,972,615)

Net unrealized appreciation	$3,760,542

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$15,730,927	$2,994,788	$12,736,139	$—
Consumer Staples	24,095,517	13,953,956	10,141,561	—
Energy	2,096,679	2,096,679	—	—
Financials	7,132,730	3,933,701	3,199,029	—
Health Care	20,466,127	1,525,981	18,940,146	—
Industrials	9,209,504	—	9,209,504	—
Information Technology	19,589,876	9,048,859	10,541,017	—
Materials	3,655,203	3,655,203	—	—
Telecommunication Services	6,133,224	4,368,894	1,764,330	—
Mutual funds	1,765,820	1,765,820	—	—

Total assets	$109,875,607	$43,343,881	$66,531,726	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

4

Investment Portfolio - March 31, 2017

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 24.6%
Non-Convertible Corporate Bonds - 24.6%
Consumer Discretionary - 1.6%
Auto Components - 0.3%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	A3	430,000	$454,098

Household Durables - 0.7%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B1	200,000	206,000
Meritage Homes Corp. (United States), 7.00%, 4/1/2022	Ba2	90,000	100,800
NVR, Inc. (United States), 3.95%, 9/15/2022	Baa2	640,000	662,225
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc. (United States), 4.375%, 6/15/2019	B1	135,000	138,038
Weekley Homes LLC - Weekley Finance Corp. (United States), 6.00%, 2/1/2023	Caa1	115,000	111,550

			1,218,613

Media - 0.4%
Comcast Corp. (United States), 4.40%, 8/15/2035	A3	439,000	455,032
Sirius XM Radio, Inc. (United States)[3], 5.375%, 4/15/2025	Ba3	150,000	153,525
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	B1	200,000	208,000

			816,557

Multiline Retail - 0.2%
Dollar General Corp. (United States), 3.25%, 4/15/2023	Baa2	390,000	389,924

Total Consumer Discretionary			2,879,192

Consumer Staples - 1.5%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A3	760,000	1,155,074
PepsiCo, Inc. (United States), 3.10%, 7/17/2022	A1	370,000	380,117

			1,535,191

Food & Staples Retailing - 0.6%
C&S Group Enterprises LLC (United States)[3], 5.375%, 7/15/2022	Ba3	215,000	212,312
CVS Health Corp. (United States), 3.50%, 7/20/2022	Baa1	560,000	576,361
The Kroger Co. (United States), 2.60%, 2/1/2021	Baa1	380,000	379,820

			1,168,493

Total Consumer Staples			2,703,684

Energy - 3.1%
Energy Equipment & Services - 0.6%
McDermott International, Inc. (United States)[3], 8.00%, 5/1/2021	B2	175,000	178,500
Schlumberger Holdings Corp. (United States)[3], 3.625%, 12/21/2022	A3	760,000	788,770
SemGroup Corp. (United States)[3], 6.375%, 3/15/2025	B2	120,000	117,900
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	Caa1	90,000	89,888

			1,175,058

1

Investment Portfolio - March 31, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 2.5%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2			760,000	$769,093
Cheniere Corpus Christi Holdings, LLC (United States)[3], 7.00%, 6/30/2024	Ba3			140,000	154,175
Chevron Corp. (United States), 1.79%, 11/16/2018	Aa2			390,000	391,093
Columbia Pipeline Group, Inc. (United States), 4.50%, 6/1/2025	Baa2			390,000	408,599
ConocoPhillips Co. (United States), 3.35%, 5/15/2025	Baa2			400,000	401,488
Enviva Partners LP - Enviva Partners Finance Corp. (United States)[3], 8.50%, 11/1/2021	B2			165,000	174,900
Hilcorp Energy I LP - Hilcorp Finance Co. (United States)[3], 5.75%, 10/1/2025	Ba2			180,000	173,700
Kinder Morgan Energy Partners LP (United States), 4.30%, 5/1/2024	Baa3			820,000	833,516
Kinder Morgan, Inc. (United States)[3] , 5.625%, 11/15/2023	Baa3			390,000	428,029
NGL Energy Partners LP - NGL Energy Finance Corp. (United States)[3], 7.50%, 11/1/2023	B2			95,000	98,088
PBF Holding Co. LLC - PBF Finance Corp. (United States), 7.00%, 11/15/2023	B1			110,000	110,275
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3			410,000	392,985
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp. (United States)[3], 5.50%, 9/15/2024	B1			145,000	145,725

					4,481,666

Total Energy					5,656,724

Financials - 8.3%
Banks - 4.2%
Asian Development Bank (Supranational), 1.00%, 8/16/2019	Aaa			1,000,000	987,160
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	Aa2		EUR	100,000	119,720
Bank of America Corp. (United States), 5.70%, 5/2/2017	Baa3			380,000	381,250
Bank of America Corp. (United States), 4.00%, 1/22/2025	Baa3			595,000	594,373
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3			310,000	388,752
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA	[4]	EUR	50,000	59,739
Citigroup, Inc. (United States), 3.875%, 3/26/2025	Baa3			800,000	794,769
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1			380,000	389,014
JPMorgan Chase & Co. (United States), 4.95%, 3/25/2020	A3			720,000	777,462
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa2			787,000	799,335
Popular, Inc. (United States), 7.00%, 7/1/2019	B2			225,000	234,844
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa		CAD	1,995,000	1,539,009
Santander Holdings USA, Inc. (United States), 2.65%, 4/17/2020	Baa3			270,000	268,744
Santander Holdings USA, Inc. (United States), 4.50%, 7/17/2025	Baa3			295,000	300,455

					7,634,626

2

Investment Portfolio - March 31, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 1.5%
The Goldman Sachs Group, Inc. (United States)[5], 2.654%, 11/29/2023	A3	790,000	$818,352
The Goldman Sachs Group, Inc. (United States), 4.25%, 10/21/2025	Baa2	390,000	397,531
Morgan Stanley (United States), 2.125%, 4/25/2018	A3	590,000	592,254
Morgan Stanley (United States), 5.00%, 11/24/2025	Baa2	550,000	590,580
TD Ameritrade Holding Corp. (United States), 2.95%, 4/1/2022	A3	380,000	384,690

			2,783,407

Consumer Finance - 0.1%
Navient Corp. (United States), 6.125%, 3/25/2024	Ba3	185,000	176,212

Diversified Financial Services - 0.9%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	Baa3	765,000	801,915
Horizon Pharma, Inc. (United States), 6.625%, 5/1/2023	B3	290,000	284,200
Icahn Enterprises LP - Icahn Enterprises Finance Corp. (United States)[3], 6.25%, 2/1/2022	Ba3	135,000	137,025
Jefferies Finance LLC - JFIN Co-Issuer Corp. (United States)[3], 7.375%, 4/1/2020	B1	245,000	247,450
LPL Holdings, Inc. (United States)[3], 5.75%, 9/15/2025	B2	85,000	85,850

			1,556,440

Insurance - 1.2%
American International Group, Inc. (United States), 4.125%, 2/15/2024	Baa1	570,000	584,688
Assured Guaranty US Holdings, Inc. (United States), 5.00%, 7/1/2024	Baa2	1,110,000	1,194,492
Prudential Financial, Inc. (United States)[6], 5.875%, 9/15/2042	Baa2	370,000	402,098

			2,181,278

Thrifts & Mortgage Finance - 0.4%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp. (United States), 7.375%, 10/1/2017	Ba3	575,000	575,000
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp. (United States)[3], 5.875%, 8/1/2021	Ba3	215,000	217,150

			792,150

Total Financials			15,124,113

Health Care - 1.5%
Biotechnology - 0.3%
AbbVie, Inc. (United States), 1.80%, 5/14/2018	Baa2	390,000	390,439
AMAG Pharmaceuticals, Inc. (United States)[3], 7.875%, 9/1/2023	B3	150,000	142,125

			532,564

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc. (United States)[3], 5.00%, 2/15/2025	B1	90,000	89,888

3

Investment Portfolio - March 31, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 1.1%
FMC Finance VIII S.A. (Germany)[3], 6.50%, 9/15/2018	Ba2		EUR	1,540,000	$1,790,966
LifePoint Health Inc. (United States)[3], 5.375%, 5/1/2024	Ba2			140,000	142,380

					1,933,346

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[3], 7.00%, 4/15/2023	Caa3			190,000	37,050
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC (United States)[3], 5.625%, 10/15/2023	B1			155,000	147,638

					184,688

Total Health Care					2,740,486

Industrials - 2.2%
Aerospace & Defense - 0.1%
Arconic, Inc. (United States), 5.87%, 2/23/2022	Ba2			140,000	151,102

Air Freight & Logistics - 0.0%##
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[7]		75,000	75,891

Airlines - 0.4%
Allegiant Travel Co. (United States), 5.50%, 7/15/2019	B1			145,000	149,894
American Airlines Group, Inc. (United States)[3], 5.50%, 10/1/2019	B1			85,000	88,400
Southwest Airlines Co. (United States), 2.75%, 11/6/2019	Baa1			280,000	284,460
Southwest Airlines Co. (United States), 2.65%, 11/5/2020	Baa1			140,000	141,582

					664,336

Building Products - 0.1%
Airxcel, Inc. (United States)[3], 8.50%, 2/15/2022	B2			135,000	139,050

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp. (United States)[3], 9.75%, 5/15/2020	B3			105,000	112,350
Covanta Holding Corp. (United States), 5.875%, 7/1/2025	Ba3			140,000	140,262

					252,612

Construction & Engineering - 0.2%
Fluor Corp. (United States), 3.50%, 12/15/2024	A3			380,000	389,448

Industrial Conglomerates - 0.9%
General Electric Co. (United States)[5], 1.414%, 5/5/2026	A1			855,000	838,327
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	A1			760,000	765,839

					1,604,166

Machinery - 0.2%
Meritor Inc. (United States), 6.25%, 2/15/2024	B2			135,000	138,375
Shape Technologies Group, Inc. (United States)[3], 7.625%, 2/1/2020	B2			100,000	102,500

4

Investment Portfolio - March 31, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Xerium Technologies, Inc. (United States), 9.50%, 8/15/2021	B2	100,000	$101,625

			342,500

Trading Companies & Distributors - 0.2%
Aircastle Ltd. (United States), 5.50%, 2/15/2022	Ba1	105,000	112,612
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2	240,000	246,600
International Lease Finance Corp. (United States), 6.25%, 5/15/2019	Baa3	95,000	102,362

			461,574

Total Industrials			4,080,679

Information Technology - 0.9%
Internet Software & Services - 0.2%
Nuance Communications Inc. (United States)[3], 5.625%, 12/15/2026	Ba3	135,000	138,038
VeriSign, Inc. (United States), 5.25%, 4/1/2025	Ba1	90,000	93,262

			231,300

IT Services - 0.5%
Automatic Data Processing, Inc. (United States), 2.25%, 9/15/2020	Aa3	380,000	384,363
Visa, Inc. (United States), 2.80%, 12/14/2022	A1	565,000	569,913

			954,276

Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM, Inc. (United States), 3.00%, 5/20/2022	A1	380,000	384,554

Total Information Technology			1,570,130

Materials - 2.3%
Chemicals - 0.5%
The Dow Chemical Co. (United States), 8.55%, 5/15/2019	Baa2	330,000	374,091
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3], 8.375%, 12/1/2022	B3	115,000	118,450
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	Baa2	380,000	390,966

			883,507

Metals & Mining - 1.5%
Corp Nacional del Cobre de Chile (Chile)[3], 4.50%, 9/16/2025	A3	896,000	943,303
Glencore Funding, LLC (Switzerland)[3], 4.625%, 4/29/2024	Baa2	888,000	922,224
Kinross Gold Corp. (Canada), 5.125%, 9/1/2021	Ba1	75,000	78,094
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	Baa2	461,000	463,505
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp. (United States)[3], 7.375%, 2/1/2020	B3	150,000	151,500
Techniplas LLC (United States)[3], 10.00%, 5/1/2020	Caa2	125,000	119,688

			2,678,314

5

Investment Portfolio - March 31, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.3%
Domtar Corp. (United States), 4.40%, 4/1/2022	Baa3	390,000	$407,912
Tembec Industries Inc. (Canada)[3], 9.00%, 12/15/2019	B2	150,000	153,750

			561,662

Total Materials			4,123,483

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITS) - 1.3%
American Tower Corp. (United States), 3.30%, 2/15/2021	Baa3	770,000	780,808
Crown Castle Towers LLC (United States)[3], 6.113%, 1/15/2020	A2	270,000	292,346
Crown Castle Towers LLC (United States)[3], 4.883%, 8/15/2020	A2	90,000	95,794
Crown Castle Towers LLC (United States)[3], 3.222%, 5/15/2022	A2	150,000	152,286
Greystar Real Estate Partners LLC (United States)[3], 8.25%, 12/1/2022	B2	145,000	156,419
MPT Operating Partnership LP - MPT Finance Corp. (United States), 5.25%, 8/1/2026	Ba1	95,000	93,575
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	B2	340,000	336,600
Welltower, Inc. (United States), 4.95%, 1/15/2021	Baa1	365,000	391,464

			2,299,292

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc. (United States)[8], 8.50%, 6/1/2022	Caa1	250,000	257,500

Total Real Estate			2,556,792

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. (United States), 5.20%, 3/15/2020	Baa1	715,000	772,426
CenturyLink, Inc. (United States), 7.50%, 4/1/2024	Ba3	90,000	95,147
Frontier Communications Corp. (United States), 11.00%, 9/15/2025	B1	135,000	131,287
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba2	260,000	257,400
Qualitytech LP - QTS Finance Corp. (United States), 5.875%, 8/1/2022	B1	195,000	200,119
Verizon Communications, Inc. (United States), 4.125%, 3/16/2027	Baa1	900,000	915,247

			2,371,626

Wireless Telecommunication Services - 0.3%
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	B1	210,000	218,610
Hughes Satellite Systems Corp. (United States)[3], 5.25%, 8/1/2026	Ba2	185,000	184,538
SBA Tower Trust (United States)[3], 3.598%, 4/15/2018	Baa3	170,000	170,040

			573,188

Total Telecommunication Services			2,944,814

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	B2	200,000	210,000

6

Investment Portfolio - March 31, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
NRG Yield Operating LLC (United States)[3], 5.00%, 9/15/2026	Ba2		80,000	$77,800

Total Utilities				287,800

TOTAL CORPORATE BONDS (Identified Cost $45,079,950)				44,667,897

ASSET-BACKED SECURITIES - 2.4%
BMW Vehicle Owner Trust, Series 2016-A, Class A3 (United States), 1.16%, 11/25/2020	Aaa		500,000	495,396
CarMax Auto Owner Trust, Series 2016-4, Class A2 (United States), 1.21%, 11/15/2019	Aaa		450,000	449,207
Chase Issuance Trust, Series 2015-A5, Class A5 (United States), 1.36%, 4/15/2020	AAA	[4]	500,000	499,490
GM Financial Automobile Leasing Trust, Series 2015-2, Class A3 (United States), 1.68%, 12/20/2018	AAA		500,000	500,870
Home Partners of America Trust, Series 2016-1, Class A (United States)[3,5], 2.563%, 3/17/2033	Aaa		293,464	295,675
Honda Auto Receivables Owner Trust, Series 2016-4 , Class A2 (United States), 1.04%, 4/18/2019	AAA	[4]	500,000	499,014
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3 (United States), 1.35%, 8/15/2019	Aaa		450,000	448,772
Navient Student Loan Trust, Series 2016-3A, Class A1 (United States)[3,5], 1.582%, 6/25/2065	AAA	[4]	334,608	335,404
South Carolina Student Loan Corp., Series 2005, Class A3 (United States)[5], 1.194%, 12/1/2023	Aaa		389,335	388,311
Tricon American Homes Trust, Series 2016-SFR1, Class A (United States)[3], 2.589%, 11/17/2033	Aaa		400,000	389,885

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,313,968)				4,302,024

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1[5], 1.691%, 10/25/2021	Aaa		3,983,873	229,293
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1[5], 0.324%, 4/25/2023	Aaa		22,812,950	254,773
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1[5], 1.686%, 10/25/2018	Aaa		5,734,130	114,316
New Residential Mortgage Loan Trust 2016-4A, Class A1 (United States)[3,5], 3.75%, 11/25/2056	AAA	[4]	231,876	236,722
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1 (United States)[3,5], 3.75%, 8/25/2055	Aaa		178,034	181,834

7

Investment Portfolio - March 31, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SBA Small Business Investment Companies, Series 2015-10A, Class 1 (United States), 2.517%, 3/10/2025	Aaa			236,522	$238,347
Towd Point Mortgage Trust, Series 2016-5, Class A1 (United States)[3,5], 2.50%, 10/25/2056	Aaa			430,170	427,175

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,520,428)					1,682,460

FOREIGN GOVERNMENT BONDS - 48.8%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD	600,000	493,107
Australia Government Bond (Australia), 3.25%, 4/21/2025	Aaa		AUD	1,700,000	1,361,236
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	Ba2		BRL	1,500,000	491,031
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Ba2			400,000	464,000
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			1,200,000	1,182,000
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	Aaa		EUR	2,200,000	2,583,753
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	Aaa		EUR	1,800,000	2,071,523
Canada Housing Trust No. 1 (Canada)[3] , 4.10%, 12/15/2018	Aaa		CAD	2,485,000	1,970,136
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa		CAD	800,000	603,821
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa		CAD	2,500,000	2,026,996
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	1,117,666
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2			1,500,000	1,503,729
French Republic Government Bond OAT (France), 0.00%, 5/25/2022	Aa2		EUR	3,000,000	3,180,068
French Republic Government Bond OAT (France), 0.25%, 11/25/2026	Aa2		EUR	3,000,000	2,989,720
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	A3		EUR	2,000,000	2,212,458
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	A3		EUR	750,000	971,644
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	Baa2		EUR	500,000	541,025
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2		EUR	1,410,000	1,845,241
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2		EUR	2,600,000	2,689,773
Japan Government Two Year Bond (Japan), 0.10%, 10/15/2018	A1		JPY	150,000,000	1,354,379
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2			2,000,000	1,968,670
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[7]	KRW	5,700,000,000	5,116,712
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	51,500,000	2,743,998
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3		MXN	78,000,000	4,193,329
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	3,171,364
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	46,000,000	2,426,135
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	64,000,000	3,355,187
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	360,825
Norway Government Bond (Norway)[3] , 4.25%, 5/19/2017	Aaa		NOK	17,800,000	2,082,216
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,309,246
Spain Government Bond (Spain)[3], 4.00%, 4/30/2020	Baa2		EUR	2,740,000	3,281,756
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa2		EUR	6,505,000	8,803,172
Spain Government Bond (Spain)[3], 1.60%, 4/30/2025	Baa2		EUR	3,700,000	4,041,494
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			2,000,000	1,971,320
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1		GBP	2,435,000	3,063,478
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1		GBP	2,610,000	3,417,575

8

Investment Portfolio - March 31, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt (United Kingdom), 1.75%, 9/7/2022	Aa1	GBP 2,800,000	$3,739,964

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $98,586,399)			88,699,747

U.S. TREASURY SECURITIES - 14.8%
U.S. Treasury Bonds - 5.0%
U.S. Treasury Bond, 6.25%, 5/15/2030		2,600,000	3,685,196
U.S. Treasury Bond, 4.75%, 2/15/2037		1,400,000	1,827,930
U.S. Treasury Bond, 2.50%, 2/15/2045		2,600,000	2,336,243
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042		1,402,484	1,348,167

Total U.S. Treasury Bonds (Identified Cost $9,508,482)			9,197,536

U.S. Treasury Notes - 9.8%
U.S. Treasury Floating Rate Note[5], 1.064%, 1/31/2018		2,930,000	2,936,592
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020		954,012	968,238
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023		1,309,815	1,309,018
U.S. Treasury Note, 0.75%, 4/15/2018		2,340,000	2,331,590
U.S. Treasury Note, 1.375%, 4/30/2020		5,160,000	5,132,791
U.S. Treasury Note, 1.75%, 4/30/2022		5,140,000	5,087,397

Total U.S. Treasury Notes (Identified Cost $18,014,216)			17,765,626

TOTAL U.S. TREASURY SECURITIES (Identified Cost $27,522,698)			26,963,162

U.S. GOVERNMENT AGENCIES - 7.6%
Mortgage-Backed Securities - 3.0%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		664,343	703,582
Fannie Mae, Pool #735500, 5.50%, 5/1/2035		758,844	849,684
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026		1,037,074	1,081,791
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034		747,145	792,126
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035		954,600	990,598
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038		1,040,110	1,153,354

Total Mortgage-Backed Securities (Identified Cost $5,491,843)			5,571,135

Other Agencies - 4.6%
Fannie Mae, 2.625%, 9/6/2024		6,979,000	7,085,611
Freddie Mac, 2.375%, 1/13/2022		1,218,000	1,240,021

Total Other Agencies (Identified Cost $8,677,345)			8,325,632

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $14,169,188)			13,896,767

9

Investment Portfolio - March 31, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 0.6%
Dreyfus Government Cash Management[9], 0.66%, (Identified Cost $ 1,121,695)	1,121,695	$1,121,695

TOTAL INVESTMENTS - 99.7% (Identified Cost $ 192,314,326)		181,333,752
OTHER ASSETS, LESS LIABILITIES - 0.3%		485,226

NET ASSETS - 100%		$181,818,978

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT MARCH 31, 2017[10]:
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION
10/17/2017	JPY 151,158,821	$1,484,423	$1,369,994	$114,429

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $34,899,146 or 19.2% of the Series’ net assets as of March 31, 2017

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of March 31, 2017.

6The rate shown is a fixed rate as of March 31, 2017; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

7Credit rating has been withdrawn. As of March 31, 2017, there is no rating available (unaudited).

8Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on May 7, 2014 at a cost of $260,419 ($104.17 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $257,500, or 0.1%, of the Series’ net assets as of March 31, 2017.

9Rate shown is the current yield as of March 31, 2017.

10The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States - 41.7%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

10

Investment Portfolio - March 31, 2017

(unaudited)

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$192,324,616
Unrealized appreciation	1,317,123
Unrealized depreciation	(12,307,987)

Net unrealized depreciation	$(10,990,864)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$40,859,929	$—	$40,859,929	$—
Corporate debt:
Consumer Discretionary	2,879,192	—	2,879,192	—
Consumer Staples	2,703,684	—	2,703,684	—
Energy	5,656,724	—	5,656,724	—
Financials	15,124,113	—	15,124,113	—
Health Care	2,740,486	—	2,740,486	—
Industrials	4,080,679	—	4,080,679	—
Information Technology	1,570,130	—	1,570,130	—
Materials	4,123,483	—	4,123,483	—
Real Estate	2,556,792	—	2,556,792	—
Telecommunication Services	2,944,814	—	2,944,814	—
Utilities	287,800	—	287,800	—
Asset-backed securities	4,302,024	—	4,302,024	—
Commercial mortgage-backed securities	1,682,460	—	1,682,460	—
Foreign government bonds	88,699,747	—	88,699,747	—
Mutual fund	1,121,695	1,121,695	—	—

Other financial instruments*
Forward foreign currency exchange contracts	114,429	—	114,429	—

Total assets	$181,448,181	$1,121,695	$180,326,486	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

*Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

11

Investment Portfolio - March 31, 2017

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - March 31, 2017

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,318,759	$12,963,399
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	196,360	3,045,548
Manning & Napier Fund, Inc. - Equity Income Series, Class I	244,019	2,769,611
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	85,631	753,550
Manning & Napier Fund, Inc. - Real Estate Series, Class I	272,275	1,965,828
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	375,246	3,504,801

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.5% (Identified Cost $25,111,668)		25,002,737
OTHER ASSETS, LESS LIABILITIES - 0.5%		137,866

NET ASSETS - 100%		$25,140,603

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$25,578,740
Unrealized appreciation	283,559
Unrealized depreciation	(859,562)

Net unrealized depreciation	$(576,003)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$25,002,737	$25,002,737	$—	$—

Total assets:	$25,002,737	$25,002,737	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

1

Investment Portfolio - March 31, 2017

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2017

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,001,863	$9,848,310
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	419,754	6,510,388
Manning & Napier Fund, Inc. - Equity Income Series, Class I	542,930	6,162,257
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	165,943	1,460,300
Manning & Napier Fund, Inc. - Real Estate Series, Class I	317,991	2,295,895
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	311,269	2,907,253

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $29,001,213)		29,184,403
LIABILITIES, LESS OTHER ASSETS - 0.0%		(3,736)

NET ASSETS - 100%		$29,180,667

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$29,399,085
Unrealized appreciation	143,202
Unrealized depreciation	(357,884)

Net unrealized depreciation	$(214,682)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$29,184,403	$29,184,403	$—	$—

Total assets:	$29,184,403	$29,184,403	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

1

Investment Portfolio - March 31, 2017

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2017

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 97.5%
Consumer Discretionary - 19.7%
Internet & Direct Marketing Retail - 5.9%
Expedia, Inc.	50,640	$6,389,249
TripAdvisor, Inc.*	84,740	3,657,378

		10,046,627

Specialty Retail - 10.6%
Advance Auto Parts, Inc.	51,180	7,587,947
AutoZone, Inc.*	3,250	2,349,913
Dick’s Sporting Goods, Inc.	50,080	2,436,893
Monro Muffler Brake, Inc.	60,160	3,134,336
O’Reilly Automotive, Inc.*	9,190	2,479,830

		17,988,919

Textiles, Apparel & Luxury Goods - 3.2%
lululemon athletica, Inc.*	103,240	5,355,059

Total Consumer Discretionary		33,390,605

Consumer Staples - 7.9%
Beverages - 4.4%
Dr. Pepper Snapple Group, Inc.	39,310	3,849,235
Monster Beverage Corp.*	76,730	3,542,624

		7,391,859

Food Products - 3.5%
Blue Buffalo Pet Products, Inc.*	103,290	2,375,670
Mead Johnson Nutrition Co.	39,720	3,538,258

		5,913,928

Total Consumer Staples		13,305,787

Health Care - 24.2%
Biotechnology - 12.9%
BioMarin Pharmaceutical, Inc.*	41,580	3,649,892
Incyte Corp.*	34,530	4,615,625
Regeneron Pharmaceuticals, Inc.*	12,040	4,665,620
Seattle Genetics, Inc.*	63,080	3,965,209
Vertex Pharmaceuticals, Inc.*	45,110	4,932,779

		21,829,125

Health Care Providers & Services - 7.9%
Acadia Healthcare Co., Inc.*	141,170	6,155,012
DaVita, Inc.*	107,320	7,294,540

		13,449,552

Pharmaceuticals - 3.4%
Zoetis, Inc.	108,260	5,777,836

Total Health Care		41,056,513

1

Investment Portfolio - March 31, 2017

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 12.4%
Professional Services - 4.9%
Equifax, Inc.	13,470	$1,841,888
Nielsen Holdings plc	109,600	4,527,576
TransUnion*	51,340	1,968,889

		8,338,353

Road & Rail - 7.5%
Genesee & Wyoming, Inc. - Class A*	96,670	6,560,026
Kansas City Southern	71,760	6,154,138

		12,714,164

Total Industrials		21,052,517

Information Technology - 21.5%
Internet Software & Services - 9.5%
Match Group, Inc.*	340,560	5,561,345
MercadoLibre, Inc. (Argentina)	21,170	4,476,820
Q2 Holdings, Inc.*	115,109	4,011,549
Trivago N.V. - ADR (Germany)*	160,510	2,091,445

		16,141,159

Semiconductors & Semiconductor Equipment - 5.4%
Skyworks Solutions, Inc.	92,955	9,107,731

Software - 6.6%
ServiceNow, Inc.*	66,600	5,825,502
The Ultimate Software Group, Inc.*	27,520	5,372,179

		11,197,681

Total Information Technology		36,446,571

Materials - 2.7%
Metals & Mining - 2.7%
Freeport-McMoRan, Inc.*	155,190	2,073,338
Southern Copper Corp. (Peru)	66,720	2,394,581

Total Materials		4,467,919

Real Estate - 3.7%
Equity Real Estate Investment Trusts (REITS) - 3.7%
SBA Communications Corp.*	52,140	6,276,092

Telecommunication Services - 5.4%
Diversified Telecommunication Services - 5.4%
Zayo Group Holdings, Inc.*	279,470	9,194,563

TOTAL COMMON STOCKS (Identified Cost $153,915,060)		165,190,567

2

Investment Portfolio - March 31, 2017

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE
MUTUAL FUND - 1.3%
iShares Russell Mid-Cap Growth ETF (Identified Cost $2,004,169)	21,840	$2,266,118

SHORT-TERM INVESTMENT - 1.6%
Dreyfus Government Cash Management[1] , 0.66% (Identified Cost $2,729,884)	2,729,884	2,729,884

TOTAL INVESTMENTS - 100.4% (Identified Cost $158,649,113)		170,186,569
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(724,539)

NET ASSETS - 100%		$169,462,030

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1Rate shown is the current yield as of March 31, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$159,958,339
Unrealized appreciation	16,641,629
Unrealized depreciation	(6,413,399)

Net unrealized appreciation	$10,228,230

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

Investment Portfolio - March 31, 2017

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$33,390,605	$33,390,605	$—	$—
Consumer Staples	13,305,787	13,305,787	—	—
Health Care	41,056,513	41,056,513	—	—
Industrials	21,052,517	21,052,517	—	—
Information Technology	36,446,571	36,446,571	—	—
Materials	4,467,919	4,467,919	—	—
Real Estate	6,276,092	6,276,092	—	—
Telecommunication Services	9,194,563	9,194,563	—	—
Mutual funds	4,996,002	4,996,002	—	—

Total assets	$170,186,569	$170,186,569	$—	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2017

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 95.0%
Consumer Discretionary - 7.1%
Media - 1.0%
Cinemark Holdings, Inc.	18,135	$804,106

Multiline Retail - 2.0%
Dollar General Corp	22,175	1,546,263

Specialty Retail - 3.1%
L Brands, Inc.	18,885	889,484
O’Reilly Automotive, Inc.*	2,885	778,488
Staples, Inc.	83,560	732,821

		2,400,793

Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B	14,400	802,512

Total Consumer Discretionary		5,553,674

Consumer Staples - 4.5%
Beverages - 1.7%
Diageo plc (United Kingdom)[1]	48,350	1,384,509

Food Products - 2.8%
Campbell Soup Co.	23,210	1,328,540
J&J Snack Foods Corp.	6,250	847,250

		2,175,790

Total Consumer Staples		3,560,299

Energy - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
BP plc - ADR (United Kingdom)	50,610	1,747,057
Chevron Corp.	16,380	1,758,721
ConocoPhillips	12,530	624,871
Exxon Mobil Corp.	29,320	2,404,533
Hess Corp.	17,545	845,844
Occidental Petroleum Corp.	16,400	1,039,104
Royal Dutch Shell plc - Class B - ADR (Netherlands)	13,890	775,479
TOTAL S.A. (France)[1]	10,920	552,154

Total Energy		9,747,763

Financials - 14.7%
Banks - 11.5%
Bank of America Corp.	57,815	1,363,856
Citigroup, Inc.	35,535	2,125,704
JPMorgan Chase & Co.	22,770	2,000,117
KeyCorp.	40,760	724,713
The PNC Financial Services Group, Inc.	3,130	376,351
U.S. Bancorp	18,350	945,025

1

Investment Portfolio - March 31, 2017

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co.	28,300	$1,575,178

		9,110,944

Capital Markets - 1.6%
Apollo Investment Corp.	40,390	264,958
Ares Capital Corp.	17,580	305,540
Fifth Street Finance Corp.	43,240	199,769
Medley Capital Corp.	31,730	244,004
PennantPark Investment Corp.	31,590	257,143

		1,271,414

Insurance - 1.6%
Principal Financial Group, Inc.	19,540	1,233,169

Total Financials		11,615,527

Health Care - 11.5%
Pharmaceuticals - 11.5%
Bristol-Myers Squibb Co.	20,930	1,138,173
Eli Lilly & Co.	14,275	1,200,670
GlaxoSmithKline plc (United Kingdom)[1]	38,845	807,700
Johnson & Johnson	15,465	1,926,166
Merck & Co., Inc.	6,030	383,146
Novartis AG - ADR (Switzerland)	10,190	756,811
Perrigo Co. plc	11,380	755,518
Roche Holding AG (Switzerland)[1]	4,905	1,254,374
Sanofi (France)[1]	9,140	826,216

Total Health Care		9,048,774

Industrials - 9.5%
Building Products - 1.1%
Allegion plc	11,680	884,176

Commercial Services & Supplies - 1.0%
Covanta Holding Corp.	49,130	771,341

Industrial Conglomerates - 3.1%
3M Co.	4,410	843,765
General Electric Co.	53,710	1,600,558

		2,444,323

Machinery - 1.1%
Flowserve Corp.	17,920	867,686

Professional Services - 1.7%
Nielsen Holdings plc	31,290	1,292,590

2

Investment Portfolio - March 31, 2017

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail - 1.5%
Kansas City Southern	14,130	$1,211,789

Total Industrials		7,471,905

Information Technology - 8.6%
IT Services - 0.9%
Broadridge Financial Solutions, Inc.	10,470	711,437

Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	27,630	996,614
Skyworks Solutions, Inc.	15,260	1,495,175

		2,491,789

Software - 2.5%
Microsoft Corp.	30,120	1,983,703
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	10,975	1,576,669

Total Information Technology		6,763,598

Materials - 12.0%
Chemicals - 7.4%
Akzo Nobel N.V. (Netherlands)[1]	11,880	983,475
Ashland Global Holdings, Inc.	11,250	1,392,862
The Dow Chemical Co.	10,240	650,650
E.I. du Pont de Nemours & Co.	7,950	638,624
FMC Corp.	12,855	894,579
RPM International, Inc.	23,200	1,276,696

		5,836,886

Containers & Packaging - 4.6%
Graphic Packaging Holding Co.	100,675	1,295,687
Sealed Air Corp.	21,810	950,480
Sonoco Products Co.	25,990	1,375,391

		3,621,558

Total Materials		9,458,444

Real Estate - 12.4%
Equity Real Estate Investment Trusts (REITS) - 12.4%
CatchMark Timber Trust, Inc. - Class A	62,970	725,414
Colony NorthStar, Inc. - Class A	45,845	591,859
Community Healthcare Trust, Inc.	25,090	599,651
CoreCivic, Inc.	17,485	549,379
Crown Castle International Corp.	7,570	714,987
CubeSmart	12,960	336,442
DDR Corp.	27,055	338,999
Digital Realty Trust, Inc.	4,140	440,455

3

Investment Portfolio - March 31, 2017

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Equinix, Inc.	1,120	$448,414
Global Medical REIT, Inc.	46,715	424,172
Lamar Advertising Co. - Class A	5,145	384,537
Life Storage, Inc.	3,460	284,135
Outfront Media, Inc.	32,694	868,026
Potlatch Corp.	23,200	1,060,240
STORE Capital Corp.	15,200	362,976
Weyerhaeuser Co.	48,660	1,653,467

Total Real Estate		9,783,153

Utilities—2.3%
Electric Utilities - 1.4%
Eversource Energy	11,050	649,519
Exelon Corp.	11,800	424,564

		1,074,083

Multi-Utilities—0.9%
CMS Energy Corp.	16,780	750,737

Total Utilities		1,824,820

TOTAL COMMON STOCKS (Identified Cost $68,790,273)		74,827,957

MUTUAL FUNDS - 2.7%
Schwab U.S. Dividend Equity ETF	24,863	1,108,393
Tri-Continental Corp	45,920	1,061,670

TOTAL MUTUAL FUNDS (Identified Cost $2,028,275)		2,170,063

TOTAL INVESTMENTS - 97.7% (Identified Cost $70,818,548)		76,998,020
OTHER ASSETS, LESS LIABILITIES - 2.3%		1,793,006

NET ASSETS - 100%		$78,791,026

4

Investment Portfolio - March 31, 2017

(unaudited)

EQUITY INCOME SERIES	CONTRACTS	VALUE
CALL OPTIONS WRITTEN - 0.0%##
Bank of America Corp., Strike Price $24.5, Expiring April 21, 2017	64	$(1,600)
Bristol-Myers Squibb Co., Strike Price $60, Expiring April 21, 2017	26	(260)
ConocoPhillips, Strike Price $47, Expiring April 21, 2017	33	(10,560)
L Brands Inc., Strike Price $55, Expiring April 21, 2017	29	(29)
RPM International Inc., Strike Pice $60, Expiring April 21, 2017	27	(540)
Skyworks Solutions Inc., Strike Price $105, Expiring April 21, 2017	15	(75)
Weyerhaeuser Co., Strike Price $36, Expiring April 21, 2017	44	(440)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $4,987)		$(13,504)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2017, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$71,188,930
Unrealized appreciation	8,162,016
Unrealized depreciation	(2,352,926)

Net unrealized appreciation	$5,809,090

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - March 31, 2017

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,553,674	$5,553,674	$—	$—
Consumer Staples	3,560,299	2,175,790	1,384,509	—
Energy	9,747,763	9,195,609	552,154	—
Financials	11,615,527	11,615,527	—	—
Health Care	9,048,774	6,160,484	2,888,290	—
Industrials	7,471,905	7,471,905	—	—
Information Technology	6,763,598	6,763,598	—	—
Materials	9,458,444	8,474,969	983,475	—
Real Estate	9,783,153	9,783,153	—	—
Utilities	1,824,820	1,824,820	—	—
Mutual funds	2,170,063	2,170,063	—	—

Total assets	76,998,020	71,189,592	5,808,428	—

Liabilities:
Other financial instruments*:
Equity contracts	(13,504)	(13,504)	—	—

Total liabilities	(13,504)	(13,504)	—	—

Total	$76,984,516	$71,176,088	$5,808,428	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or March 31, 2017.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

ITEM 2: CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca
Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: May 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: May 9, 2017

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: May 9, 2017